[GRAPHIC:  PUZZLE]                           Nations LargeCap
                                             Index Fund

                                             Nations Managed
                                             Index Fund

                                             Nations MidCap
                                             Index Fund

                                             Nations SmallCap
                                             Index Fund






INDEX FUNDS

SEMIANNUAL REPORT FOR THE PERIOD
ENDED SEPTEMBER 30, 2001


                                   [NATIONS FUNDS LOGO]

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, LLC

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2001 was like no other in history. We are still shocked and saddened by the tragic events of September 11 -- the day when our nation faced multiple terrorist attacks resulting in the deaths of thousands of innocent men, women and children on American soil. We want to extend our thoughts and prayers to the thousands of people affected by this tragedy, and to those of you who lost loved ones on that day.

                           Since our national tragedy, our economy and financial markets, though shaken, stand firm. Not even an unprecedented four-day closing of the national stock exchanges -- the longest stock market disruption in nearly 70 years -- could bring our state-of-the-art financial system to its knees. And from this strong foundation we will press on. The Dow Jones Industrial Average(1), while shedding 1,370 points the week after reopening, has managed to recapture all but a few hundred points of that decline. Of course, reports measuring the full economic impact of the September 11 attacks have yet to be released. Therefore, we caution that the markets -- while seeming to discount weak economic and profit performance -- could still be tested in the weeks ahead.

                           Though uncertainty persists, we believe lower interest rates, tax cuts, government spending and lower energy prices will help spur economic growth. Consumers already seem to be returning to more normal spending patterns. The Federal Reserve (the Fed) has done its part to aid the economy by cutting interest rates eight times so far this year. And the Fed could push interest rates lower if economic weakness continues. Long-term interest rates have also dropped, which should cushion the mortgage and housing sectors against the rise in unemployment.

                           While there are a number of positives to focus on, recession is now the consensus expectation, with the timing of a recovery still uncertain. Prior to the attacks, many stocks within economically sensitive industries had already fallen to recessionary levels. The post-attack environment calls for a more severe slowdown, but the massive liquidity introduced by the Fed and additional fiscal stimulus measures planned by the U.S. Congress should induce a more robust rebound. The rebound could also be enhanced if oil prices continue to moderate as they have since September 11.

                           A HISTORICAL PERSPECTIVE
                           History has shown that the financial markets do not like negative surprises or uncertainty. A number of observers have drawn comparisons to the 1990-91 recession and the Gulf War. There are similarities between that period and today, including a weakening American economy prior to war and fears of a protracted Vietnam-style military involvement. Ten years ago, worries persisted that Iraq might use chemical or nuclear weapons against U.S. armed forces and that oil supplies might be severely jeopardized. In response, the Dow Jones Industrial Average dropped 21% between the peak prior to Iraq's invasion of Kuwait and its subsequent low.

                           While we anticipate a similar loss of confidence and consequent pullback in spending, we believe there are important differences between now and then. Policymakers today have much more flexibility in terms of responding to economic malaise. A decade ago, the nation faced large budget deficits and high inflation. In contrast, the U.S. currently has a budget surplus and low inflation. The economy a decade ago also faced a financial services industry weakened by a sharp drop in the real estate market and a near collapse of the savings and loan industry. We believe today's banking system is sound. Finally, oil prices doubled in 1990, from around $20 per barrel to $40 per barrel, as fears escalated over the security of oil supplies. In contrast, oil prices have actually declined since September 11 as OPEC, led by Saudi Arabia, has pledged to hold energy prices at moderate levels.

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The index is unmanaged and unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           OUR NEAR-TERM OUTLOOK
                           We believe strongly that there are a compelling number of important, positive factors at work today that may augur well for equity investors. The combination of lower interest rates, constrained inflation, increasingly attractive aggregate stock market valuations and the possibility of a substantial fiscal stimulus may provide a favorable backdrop for longer-term equity returns.

                           On the fixed-income side, we believe the best values lie with higher-quality, intermediate-term bonds. In addition, we believe high-quality corporate bonds and mortgage-backed securities, such as Ginnie Maes, will continue to provide a safe haven during these uncertain times because they are backed by the full faith and credit of the U.S. government.

                           In our view, the U.S. economy possesses a tremendous amount of resilience that will pull it through the current crisis. When the economy recovers, we believe it will likely be stronger and healthier than it was immediately before the tragic events of September 11.

                           EVALUATE YOUR NEXT STEPS
                           So, where do we go from here? We encourage you to have a conversation with your investment professional to discuss how you can take advantage of the current market environment as it relates to your long-term investment goals. As a prudent investor, start by reassessing your objectives and circumstances. For example, do today's circumstances change your need for liquid assets? Or is your situation such that the opportunities for long-term gains appear more compelling?

                           We continue to believe that a well-diversified portfolio consisting of high-quality securities remains the best defensive strategy in an environment that is vulnerable to external factors. In our opinion, the proper approach today is to balance both value and growth prospects in establishing a portfolio that will navigate the uncertainty and challenges of the market over the next six months, whatever might transpire on the economic front.

                           OUR CONTINUED COMMITMENT TO YOU
                           At Nations Funds, we are committed to providing you with the tools and information to help you evaluate your investments, especially during uncertain times. We are continually updating our Web site to provide you with the information you need:

                                - Timely fund commentaries and economic updates

                                - Finding the right fit -- the importance of
                                  asset allocation

                                - Strategies for investing in uncertain times

                                - The value of an investment professional

                           Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. If you don't have an investment professional and would like us to put you in contact with one, just let us know. Or you may visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS
                                                  /s/ Robert H. Gordon
                                                  ROBERT H. GORDON
                                                  PRESIDENT
                                                  BANC OF AMERICA ADVISORS, LLC

                           September 30, 2001

                           P.S. Since September 30, 2001, the Federal Reserve Board has twice reduced the Federal Funds rate, which now stands at 2.00%. This is the lowest the rate has been in 40 years.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations LargeCap Index Fund...............................    3
                                       Nations Managed Index Fund................................   10
                                       Nations MidCap Index Fund.................................   14
                                       Nations SmallCap Index Fund...............................   20
                                     Statements of operations....................................   28
                                     Statements of changes in net assets.........................   30
                                     Schedules of capital stock activity.........................   32
                                     Financial highlights........................................   36
                                     Notes to financial statements...............................   44

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR LOGO]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc. is a well-respected
                                INTERMEDIARY AND                       research firm that measures
                                SHAREHOLDER SERVICE                    customer service levels and
                                                                       establishes benchmarks in the
                                IN RECOGNITION OF ITS COMMITMENT TO    financial services industry.
                                PROVIDE INVESTMENT PROFESSIONALS
                                AND SHAREHOLDERS WITH THE HIGHEST
                                LEVEL OF SERVICE IN THE MUTUAL FUND
                                INDUSTRY, NATIONS FUNDS RECEIVED
                                BOTH THE DALBAR INTERMEDIARY
                                SERVICE AWARD AND MUTUAL FUND
                                SERVICE AWARD IN 2000.
                            ------------------------------------------------------------------------------

                   "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.

                      (This page intentionally left blank)

NATIONS FUNDS
Nations LargeCap Index Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            COMMON STOCKS -- 97.1%
            AEROSPACE AND DEFENSE -- 1.0%
   19,325   B.F. Goodrich Company...............  $      376
  163,225   Boeing Company......................       5,468
   37,650   General Dynamics Corporation........       3,325
   81,250   Lockheed Martin Corporation.........       3,555
   15,950   Northrop Grumman Corporation........       1,611
   66,550   Raytheon Company....................       2,313
   34,275   Rockwell Collins....................         487
   34,275   Rockwell International
              Corporation.......................         503
   23,400   TRW Inc. ...........................         698
                                                  ----------
                                                      18,336
                                                  ----------
            AIRLINES -- 0.2%
   23,025   Delta Air Lines, Inc. ..............         607
  142,575   Southwest Airlines Company..........       2,116
   12,550   US Airways Group Inc. ..............          58
                                                  ----------
                                                       2,781
                                                  ----------
            APPAREL AND TEXTILES -- 0.2%
    9,825   Liz Claiborne, Inc.(a)..............         370
    7,725   National Service Industries,
              Inc. .............................         160
   50,800   Nike, Inc., Class B.................       2,377
   11,000   Reebok International, Ltd.++........         228
   21,000   V.F. Corporation....................         615
                                                  ----------
                                                       3,750
                                                  ----------
            AUTOMOTIVE -- 1.0%
   21,000   AutoZone, Inc.++....................       1,089
   13,600   Cooper Tire & Rubber Company(a).....         194
   27,725   Dana Corporation(a).................         433
  104,775   Delphi Automotive Systems
              Corporation.......................       1,231
   12,875   Eaton Corporation...................         762
  342,425   Ford Motor Company..................       5,941
  102,700   General Motors Corporation..........       4,406
   32,175   Genuine Parts Company...............       1,025
   29,725   Goodyear Tire & Rubber Company......         548
   16,250   Johnson Controls, Inc. .............       1,060
   11,150   Navistar International
              Corporation++.....................         315
   10,850   Snap-On Inc. .......................         242
   24,550   Visteon Corporation.................         313
                                                  ----------
                                                      17,559
                                                  ----------
            BEVERAGES -- 2.7%
    7,000   Adolph Coors Company, Class B.......         315
  167,975   Anheuser-Busch Companies, Inc. .....       7,035
   12,800   Brown-Forman Corporation, Class B...         809
  465,475   Coca-Cola Company(++)...............      21,808
   83,425   Coca-Cola Enterprises Inc. .........       1,280
   26,925   Pepsi Bottling Group, Inc. .........       1,240
  330,792   PepsiCo, Inc. ......................      16,043
                                                  ----------
                                                      48,530
                                                  ----------
            BROADCASTING AND CABLE -- 3.2%
  829,100   AOL Time Warner Inc. ...............      27,442
  109,900   Clear Channel Communications,
              Inc.++............................       4,369
  176,850   Comcast Corporation, Class A++......       6,344
   39,000   Univision Communications, Inc.,
              Class A++.........................         895
  333,100   Viacom Inc., Class B++(a)...........      11,492
  391,125   Walt Disney Company.................       7,283
                                                  ----------
                                                      57,825
                                                  ----------

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            CHEMICALS -- BASIC -- 1.2%
   42,650   Air Products and Chemicals, Inc. ...  $    1,645
   20,650   Avery Dennison Corporation..........         977
  167,975   Dow Chemical Company................       5,503
  195,100   E.I. duPont de Nemours and
              Company...........................       7,320
   14,450   Eastman Chemical Company(a).........         525
   23,900   Ecolab, Inc. .......................         868
    5,800   FMC Corporation++...................         284
   20,225   Hercules, Inc.++....................         167
   31,475   PPG Industries, Inc. ...............       1,440
   30,075   Praxair, Inc. ......................       1,263
   41,150   Rohm & Haas Company.................       1,348
                                                  ----------
                                                      21,340
                                                  ----------
            CHEMICALS -- SPECIALTY -- 0.1%
   13,050   Ashland Inc. .......................         503
   24,525   Engelhard Corporation...............         567
    9,400   Great Lakes Chemical Corporation....         208
    8,775   Millipore Corporation...............         465
   14,200   Sigma-Aldrich Corporation...........         641
                                                  ----------
                                                       2,384
                                                  ----------
            COMMERCIAL BANKING -- 8.8%
   69,325   AmSouth Bancorporation..............       1,253
  218,025   Banc One Corporation................       6,861
  299,900   Bank of America Corporation>........      17,513
  137,650   Bank of New York Company, Inc. .....       4,818
   82,025   BB&T Corporation....................       2,990
   40,669   Charter One Financial, Inc. ........       1,148
  941,025   Citigroup Inc.(++)..................      38,111
   33,425   Comerica Inc. ......................       1,852
  107,675   Fifth Third Bancorp.................       6,620
  202,676   FleetBoston Financial Corporation...       7,448
   29,700   Golden West Financial
              Corporation(a)....................       1,726
   47,000   Huntington Bancshares Inc. .........         814
  371,525   J.P. Morgan Chase & Company.........      12,688
   79,475   KeyCorp.............................       1,919
   89,325   Mellon Financial Corporation........       2,888
  112,450   National City Corporation...........       3,368
   54,025   PNC Financial Services Group........       3,093
   42,575   Regions Financial Corporation.......       1,229
   63,650   SouthTrust Corporation..............       1,621
   54,600   SunTrust Banks, Inc. ...............       3,636
   25,650   Union Planters Corporation..........       1,100
  356,575   US Bancorp..........................       7,909
  262,350   Wachovia Corporation................       8,133
  164,250   Washington Mutual, Inc.(a)..........       6,320
  321,150   Wells Fargo & Company...............      14,274
   17,275   Zions Bancorporation................         927
                                                  ----------
                                                     160,259
                                                  ----------
            COMMERCIAL SERVICES -- 0.8%
   36,950   Allied Waste Industries, Inc.++.....         471
  159,375   Cendant Corporation++(a)............       2,040

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LargeCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            COMMERCIAL SERVICES -- (CONTINUED)
   31,600   Cintas Corporation..................  $    1,273
   34,862   Fiserv, Inc.++......................       1,192
   70,200   Interpublic Group of Companies,
              Inc. .............................       1,432
   34,625   Omnicom Group Inc. .................       2,247
   21,775   Quintiles Transnational
              Corporation++.....................         318
   32,825   Robert Half International Inc.++....         657
   24,825   Sabre Holdings Corporation++........         664
   19,925   TMP Worldwide Inc.++(a).............         566
  117,025   Waste Management, Inc. .............       3,130
                                                  ----------
                                                      13,990
                                                  ----------
            COMPUTER SERVICES -- 1.2%
  116,775   Automatic Data Processing, Inc. ....       5,492
   31,525   Computer Sciences Corporation++.....       1,046
   45,000   Concord EFS, Inc.++.................       2,203
   31,950   Convergys Corporation++.............         887
   87,525   Electronic Data Systems
              Corporation(a)....................       5,039
   26,800   Equifax Inc. .......................         587
   73,350   First Data Corporation..............       4,273
   69,900   Paychex, Inc. ......................       2,203
   23,000   Sapient Corporation++...............          89
                                                  ----------
                                                      21,819
                                                  ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 3.7%
   65,300   Apple Computer, Inc.++..............       1,013
  316,100   Compaq Computer Corporation.........       2,627
  486,675   Dell Computer Corporation++.........       9,018
  412,975   EMC Corporation++...................       4,852
   60,500   Gateway, Inc.++.....................         330
  363,550   Hewlett-Packard Company.............       5,853
   55,125   IMS Health Inc. ....................       1,381
  325,150   International Business Machines
              Corporation.......................      30,012
   35,775   Jabil Circuit, Inc.++...............         640
   24,025   Lexmark International, Inc.++.......       1,074
   18,000   NCR Corporation++...................         534
   60,875   Network Appliance, Inc.++...........         414
  106,175   Palm, Inc.++........................         155
   46,200   Pitney Bowes Inc. ..................       1,765
  609,450   Sun Microsystems, Inc.++............       5,040
   17,575   Tektronix, Inc. ....................         307
   59,275   Unisys Corporation++................         513
  129,875   Xerox Corporation(a)................       1,007
                                                  ----------
                                                      66,535
                                                  ----------
            CONGLOMERATES -- 0.4%
   38,000   Dover Corporation(a)................       1,144
   14,775   Fluor Corporation...................         569
   26,400   Textron, Inc. ......................         887
   88,075   United Technologies Corporation.....       4,096
   18,900   Vulcan Materials Company............         816
                                                  ----------
                                                       7,512
                                                  ----------
            CONSTRUCTION -- 0.0%+
    8,250   KB HOME.............................         234
                                                  ----------
            CONSUMER CREDIT AND MORTGAGES -- 2.5%
  247,550   American Express Company............       7,194
   22,125   Countrywide Credit Industries,
              Inc. .............................         972
  187,200   Fannie Mae..........................      14,986
  129,550   Freddie Mac.........................       8,421

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            CONSUMER CREDIT AND MORTGAGES -- (CONTINUED)
   86,850   Household International, Inc. ......  $    4,897
  159,350   MBNA Corporation....................       4,827
   53,450   Providian Financial Corporation.....       1,077
   30,525   USA Education Inc. .................       2,531
                                                  ----------
                                                      44,905
                                                  ----------
            CONSUMER SERVICES -- 0.0%+
   21,900   Harrah's Entertainment, Inc.++......         592
                                                  ----------
            DEPARTMENT AND DISCOUNT STORES -- 3.3%
   84,175   Costco Wholesale Corporation++......       2,993
   15,900   Dillard's, Inc., Class A............         209
   61,850   Dollar General Corporation..........         724
   37,025   Federated Department Stores,
              Inc.++............................       1,044
   49,225   J.C. Penney Company, Inc.(a)........       1,078
   91,675   K Mart Corporation++(a).............         641
   62,350   Kohl's Corporation++................       2,993
   55,950   May Department Stores Company.......       1,624
   61,450   Sears, Roebuck and Company..........       2,129
  168,275   Target Corporation..................       5,343
  836,700   Wal-Mart Stores, Inc.(++)...........      41,416
                                                  ----------
                                                      60,194
                                                  ----------
            DIVERSIFIED ELECTRONICS -- 0.2%
   54,225   Eastman Kodak Company...............       1,763
   67,575   LSI Logic Corporation++.............         794
  122,275   Solectron Corporation++(a)..........       1,425
   42,400   Symbol Technologies, Inc.++(a)......         445
                                                  ----------
                                                       4,427
                                                  ----------
            DIVERSIFIED MANUFACTURING -- 5.2%
   14,975   Allegheny Technologies Inc. ........         200
   15,175   Black & Decker Corporation..........         473
   11,200   Crane Company.......................         246
   26,675   Danaher Corporation(a)..............       1,259
1,858,825   General Electric Company............      69,147
  197,350   Gillette Company....................       5,881
   16,450   ITT Industries, Inc. ...............         737
   59,850   Sanmina Corporation++(a)............         813
  362,375   Tyco International Ltd. ............      16,488
                                                  ----------
                                                      95,244
                                                  ----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.5%
   99,600   AES Corporation++...................       1,277
   23,350   Allegheny Energy, Inc. .............         857
   55,900   Calpine Corporation++(a)............       1,275
   29,775   Cinergy Corporation.................         919
   24,650   CMS Energy Corporation..............         493
   39,700   Consolidated Edison, Inc.(a)........       1,617
   30,675   Constellation Energy................         742
   60,975   Dynegy Inc., Class A................       2,113
   60,925   Edison International................         802
   41,275   Entergy Corporation.................       1,468
   41,900   FirstEnergy Corporation(a)..........       1,506
   22,350   GPU, Inc. ..........................         902
   63,575   Mirant Corporation++................       1,392
   38,625   NiSource Inc. ......................         900
   72,450   PG & E Corporation..................       1,101
   15,850   Pinnacle West Capital Corporation...         629
   14,775   Power-One, Inc.++...................          91
   27,350   PPL Corporation.....................         892

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS
Nations LargeCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- (CONTINUED)
   38,900   Public Service Enterprise Group
              Inc. .............................  $    1,655
  128,200   Southern Company....................       3,074
   48,050   TXU Corporation.....................       2,226
   64,175   Xcel Energy, Inc. ..................       1,807
                                                  ----------
                                                      27,738
                                                  ----------
            ELECTRIC POWER -- NUCLEAR -- 1.0%
   25,650   Ameren Corporation(a)...............         985
   60,325   American Electric Power Company,
              Inc. .............................       2,608
   46,300   Dominion Resources, Inc. ...........       2,748
   30,875   DTE Energy Company..................       1,329
  144,450   Duke Energy Corporation.............       5,468
   60,025   Exelon Corporation..................       2,677
   32,925   FPL Group, Inc. ....................       1,763
   55,675   Reliant Energy, Inc. ...............       1,465
                                                  ----------
                                                      19,043
                                                  ----------
            ELECTRICAL EQUIPMENT -- 0.6%
   46,250   Conexant Systems, Inc.++(a).........         384
   17,550   Cooper Industries, Inc. ............         728
   80,225   Emerson Electric Company............       3,775
  151,475   Honeywell International Inc. .......       3,999
   36,575   Molex Inc.(a).......................       1,028
   10,925   Thomas & Betts Corporation..........         191
   17,800   W.W. Grainger, Inc. ................         692
                                                  ----------
                                                      10,797
                                                  ----------
            ENERGY -- MISCELLANEOUS -- 0.1%
   40,700   Progress Energy, Inc. ..............       1,750
   19,600   Progress Energy, Inc.++.............           9
                                                  ----------
                                                       1,759
                                                  ----------
            EXPLORATION AND PRODUCTION -- 0.2%
   46,926   Anadarko Petroleum Corporation......       2,256
   24,250   Devon Energy Corporation(a).........         834
                                                  ----------
                                                       3,090
                                                  ----------
            FINANCE -- MISCELLANEOUS -- 0.3%
   38,975   Capital One Financial Corporation...       1,793
   20,050   MGIC Investment Corporation.........       1,310
   29,475   Moody's Corporation.................       1,091
   54,225   Synovus Financial Corporation.......       1,497
                                                  ----------
                                                       5,691
                                                  ----------
            FINANCIAL SERVICES -- 0.1%
   34,250   H & R Block, Inc. ..................       1,321
                                                  ----------
            FOOD AND DRUG STORES -- 1.1%
   75,800   Albertson's, Inc.(a)................       2,417
   73,650   CVS Corporation.....................       2,445
   94,575   Safeway Inc.++......................       3,757
   24,725   SUPERVALU Inc. .....................         500
  151,750   The Kroger Company++(a).............       3,739
  190,500   Walgreen Company(a).................       6,559
   26,300   Winn-Dixie Stores, Inc. ............         301
                                                  ----------
                                                      19,718
                                                  ----------
            FOOD PRODUCTS -- 1.7%
  124,195   Archer-Daniels-Midland Company......       1,564
   76,450   Campbell Soup Company...............       2,141
  100,475   ConAgra Foods, Inc.++(a)............       2,256
   53,275   General Mills, Inc. ................       2,424

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            FOOD PRODUCTS -- (CONTINUED)
   65,250   H.J. Heinz Company..................  $    2,750
   25,550   Hershey Foods Corporation...........       1,670
   75,975   Kellogg Company.....................       2,279
   57,950   Ralston Purina Group................       1,901
  147,175   Sara Lee Corporation................       3,135
  125,900   SYSCO Corporation...................       3,215
  106,925   Unilever NV, NY Shares(a)...........       5,776
   42,250   Wm. Wrigley Jr. Company.............       2,167
                                                  ----------
                                                      31,278
                                                  ----------
            HEALTH SERVICES -- 1.1%
  100,550   HCA Inc. ...........................       4,456
   72,950   HEALTHSOUTH Corporation++...........       1,186
   31,775   Humana Inc.++.......................         383
   99,775   Immunex Corporation++...............       1,864
   19,250   Manor Care, Inc.++..................         541
   53,325   McKesson HBOC, Inc. ................       2,015
   60,625   Tenet Healthcare Corporation++......       3,616
   59,375   UnitedHealth Group Inc. ............       3,948
   11,800   Wellpoint Health Networks Inc.++....       1,288
                                                  ----------
                                                      19,297
                                                  ----------
            HEAVY MACHINERY -- 0.6%
   64,200   Caterpillar Inc. ...................       2,876
    7,750   Cummins Engine Company, Inc. .......         256
   43,975   Deere & Company.....................       1,654
   56,925   Illinois Tool Works Inc. ...........       3,079
   29,825   Ingersoll-Rand Company..............       1,008
   11,500   McDermott International, Inc.++.....          95
   14,350   PACCAR, Inc. .......................         704
   22,975   Pall Corporation(a).................         447
   21,825   Parker-Hannifin Corporation.........         749
   33,950   Thermo Electron Corporation++.......         613
                                                  ----------
                                                      11,481
                                                  ----------
            HOUSEHOLD PRODUCTS -- 2.0%
   10,625   Alberto-Culver Company, Class
              B(a)..............................         413
   11,850   American Greetings Corporation,
              Class A(a)........................         157
   44,350   Avon Products, Inc. ................       2,051
  105,000   Colgate-Palmolive Company...........       6,116
   28,575   Fortune Brands, Inc. ...............         957
   17,975   International Flavors & Fragrances,
              Inc. .............................         498
   99,625   Kimberly-Clark Corporation..........       6,177
  242,350   Procter & Gamble Company............      17,641
   44,200   The Clorox Company..................       1,635
   10,875   Tupperware Corporation..............         217
                                                  ----------
                                                      35,862
                                                  ----------
            HOUSING AND FURNISHING -- 0.3%
   11,125   Centex Corporation..................         375
   36,750   Leggett & Platt, Inc. ..............         717
   86,075   Masco Corporation(a)................       1,758
   14,275   Maytag Corporation..................         352
   49,925   Newell Rubbermaid Inc. .............       1,134
   11,050   Pulte Corporation...................         339
   15,975   Stanley Works.......................         584
   12,450   Whirlpool Corporation...............         689
                                                  ----------
                                                       5,948
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LargeCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            INSURANCE -- 4.6%
   26,675   Aetna Inc.++(a).....................  $      771
   98,400   AFLAC, Inc. ........................       2,657
  135,600   Allstate Corporation................       5,065
   19,800   Ambac Financial Group, Inc. ........       1,083
  490,253   American International Group,
              Inc. .............................      38,239
   49,000   Aon Corporation.....................       2,058
   32,800   Chubb Corporation...................       2,342
   27,975   CIGNA Corporation...................       2,321
   30,100   Cincinnati Financial Corporation....       1,253
   63,250   Conseco, Inc.++(a)..................         459
   44,300   Hartford Financial Services Group,
              Inc. .............................       2,602
   28,425   Jefferson-Pilot Corporation.........       1,264
   57,575   John Hancock Financial Services,
              Inc. .............................       2,300
   35,125   Lincoln National Corporation........       1,638
   36,925   Loews Corporation...................       1,709
   51,525   Marsh & McLennan Companies, Inc. ...       4,982
   27,800   MBIA, Inc. .........................       1,390
  140,275   MetLife, Inc.(a)....................       4,166
   13,850   Progressive Corporation.............       1,855
   23,925   SAFECO Corporation..................         726
   40,150   The St. Paul Companies, Inc. .......       1,655
   23,500   Torchmark Corporation...............         917
   45,150   UnumProvident Corporation...........       1,140
   23,525   XL Capital Ltd., Class A............       1,858
                                                  ----------
                                                      84,450
                                                  ----------
            INTEGRATED OIL -- 5.8%
   16,700   Amerada Hess Corporation............       1,060
   23,475   Apache Corporation++................       1,009
   39,575   Burlington Resources Inc. ..........       1,354
  120,000   Chevron Corporation(a)..............      10,170
  116,875   Conoco Inc.(a)......................       2,962
   21,650   EOG Resources, Inc. ................         626
1,291,150   Exxon Mobil Corporation(++).........      50,871
   18,650   Kerr-McGee Corporation..............         968
   69,350   Occidental Petroleum Corporation....       1,688
   70,945   Phillips Petroleum Company(a).......       3,827
  401,325   Royal Dutch Petroleum Company.......      20,167
   15,675   Sunoco, Inc. .......................         558
  103,150   Texaco Inc. ........................       6,705
   45,525   Unocal Corporation..................       1,480
   57,725   USX-Marathon Group..................       1,544
                                                  ----------
                                                     104,989
                                                  ----------
            INVESTMENT SERVICES -- 1.7%
   19,650   Bear Stearns Companies Inc. ........         983
  259,400   Charles Schwab Corporation..........       2,983
   49,500   Franklin Resources, Inc. ...........       1,716
   46,125   Lehman Brothers Holdings Inc. ......       2,622
  157,050   Merrill Lynch & Company, Inc. ......       6,376
  208,200   Morgan Stanley Dean Witter &
              Company...........................       9,650
   41,625   Northern Trust Corporation..........       2,184
   60,850   State Street Corporation............       2,769
   41,000   Stilwell Financial, Inc.(a).........         800
   23,025   T Rowe Price Group Inc. ............         675
                                                  ----------
                                                      30,758
                                                  ----------
            LODGING AND RECREATION -- 0.6%
   16,400   Brunswick Corporation...............         270

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            LODGING AND RECREATION -- (CONTINUED)
  109,450   Carnival Corporation................  $    2,409
   56,625   Harley-Davidson, Inc. ..............       2,293
   32,250   Hasbro, Inc. .......................         452
   69,025   Hilton Hotels Corporation...........         542
   13,850   International Game Technology++.....         589
   45,600   Marriott International, Inc., Class
              A.................................       1,523
   80,600   Mattel, Inc.++......................       1,262
   37,225   Starwood Hotels & Resorts Worldwide
              Inc. .............................         819
   27,525   Tricon Global Restaurants, Inc.++...       1,080
                                                  ----------
                                                      11,239
                                                  ----------
            MEDICAL DEVICES AND SUPPLIES -- 4.5%
  289,875   Abbott Laboratories.................      15,030
   39,525   Applera Corporation -- Applied
              Biosystems Group..................         964
   10,050   Bausch & Lomb Inc. .................         284
  110,825   Baxter International Inc. ..........       6,101
   48,175   Becton Dickinson & Company..........       1,782
   50,250   Biomet, Inc. .......................       1,470
   75,100   Boston Scientific
              Corporation++(a)..................       1,540
    9,475   C.R. Bard, Inc. ....................         487
   83,475   Cardinal Health, Inc. ..............       6,173
   57,400   Guidant Corporation++...............       2,210
  566,653   Johnson & Johnson...................      31,393
  226,175   Medtronic, Inc. ....................       9,839
   16,025   St. Jude Medical, Inc.++............       1,097
   36,725   Stryker Corporation.................       1,943
   36,377   Zimmer Holdings Inc.++..............       1,009
                                                  ----------
                                                      81,322
                                                  ----------
            METALS AND MINING -- 1.1%
   59,775   Alcan Inc. .........................       1,793
  161,550   Alcoa Inc. .........................       5,010
   74,075   Barrick Gold Corporation............       1,285
   26,950   Freeport-McMoran Copper & Gold,
              Inc., Class B++(a)................         296
   49,275   Homestake Mining Company............         458
   34,075   Inco Ltd.++.........................         423
   74,050   Minnesota Mining & Manufacturing
              Company...........................       7,287
   36,600   Newmont Mining Corporation..........         864
   30,000   Niagara Mohawk Holdings Inc.++......         509
   14,575   Nucor Corporation...................         579
   14,775   Phelps Dodge Corporation............         406
   61,275   Placer Dome Inc. ...................         784
   16,625   USX-U.S. Steel Group................         232
   15,975   Worthington Industries, Inc. .......         180
                                                  ----------
                                                      20,106
                                                  ----------
            NATURAL GAS DISTRIBUTION -- 0.7%
   95,300   El Paso Corporation.................       3,961
  139,575   Enron Corporation...................       3,801
   25,675   KeySpan Corporation.................         853
    8,450   NICOR Inc. .........................         327
    6,625   Peoples Energy Corporation..........         263

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS
Nations LargeCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            NATURAL GAS DISTRIBUTION -- (CONTINUED)
   38,525   Sempra Energy.......................  $      953
  100,000   Williams Companies, Inc. ...........       2,730
                                                  ----------
                                                      12,888
                                                  ----------
            NATURAL GAS PIPELINES -- 0.1%
   21,375   Kinder Morgan, Inc.(a)..............       1,052
                                                  ----------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 2.1%
  146,225   ADC Telecommunications, Inc.++......         510
   36,500   American Power Conversion
              Corporation++.....................         426
   15,200   Andrew Corporation++(a).............         276
   53,125   Avaya Inc.++........................         526
   61,125   CIENA Corporation++.................         629
1,369,625   Cisco Systems, Inc.++(++)(a)........      16,683
   33,225   Comverse Technology, Inc.++(a)......         680
  174,075   Corning Inc. .......................       1,535
  246,325   JDS Uniphase Corporation++..........       1,557
  637,400   Lucent Technologies Inc. ...........       3,652
  596,250   Nortel Networks Corporation(a)......       3,345
  141,725   QUALCOMM Inc.++.....................       6,739
   30,500   Scientific-Atlanta, Inc. ...........         535
   76,625   Tellabs, Inc.++.....................         757
                                                  ----------
                                                      37,850
                                                  ----------
            OILFIELD SERVICES -- 0.6%
   62,825   Baker Hughes Inc.(a)................       1,819
   80,250   Halliburton Company.................       1,810
   27,525   Nabors Industries, Inc.++...........         577
   25,050   Noble Drilling Corporation++........         601
   17,700   Rowan Companies, Inc.++.............         219
  107,250   Schlumberger Ltd. ..................       4,902
   59,525   Transocean Sedco Forex Inc. ........       1,571
                                                  ----------
                                                      11,499
                                                  ----------
            PACKAGING AND CONTAINERS -- 0.1%
    5,125   Ball Corporation(a).................         307
    9,875   Bemis Company, Inc. ................         394
   29,700   Pactiv Corporation++................         430
   15,625   Sealed Air Corporation++(a).........         570
                                                  ----------
                                                       1,701
                                                  ----------
            PAPER AND FOREST PRODUCTS -- 0.5%
   10,775   Boise Cascade Corporation...........         318
   42,275   Georgia-Pacific Corporation.........       1,217
   90,350   International Paper Company.........       3,143
        3   Kadant Inc.++[++]...................           0
   19,525   Louisiana-Pacific Corporation.......         127
   18,500   Mead Corporation(a).................         512
    9,200   Temple-Inland Inc. .................         437
   18,825   Westvaco Corporation................         484
   40,300   Weyerhaeuser Company................       1,963
   20,550   Willamette Industries, Inc. ........         925
                                                  ----------
                                                       9,126
                                                  ----------
            PHARMACEUTICALS -- 9.3%
   24,575   Allergan, Inc. .....................       1,629
  245,975   American Home Products
              Corporation.......................      14,328
   19,225   AmerisourceBergen Corporation++.....       1,364
  195,175   Amgen Inc.++........................      11,470

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            PHARMACEUTICALS -- (CONTINUED)
   27,850   Biogen, Inc.++......................  $    1,548
  363,675   Bristol-Myers Squibb Company........      20,206
   35,525   Chiron Corporation++................       1,576
  210,325   Eli Lilly and Company...............      16,973
   32,975   Forest Laboratories, Inc.++(a)......       2,379
   42,766   King Pharmaceuticals, Inc.++........       1,794
   39,825   MedImmune, Inc.++...................       1,419
  429,100   Merck & Company, Inc. ..............      28,578
1,181,300   Pfizer Inc. ........................      47,371
  243,475   Pharmacia Corporation...............       9,875
  273,750   Schering-Plough Corporation.........      10,156
   19,825   Watson Pharmaceuticals, Inc.++......       1,085
                                                  ----------
                                                     171,751
                                                  ----------
            PUBLISHING AND ADVERTISING -- 0.6%
   13,225   Deluxe Corporation..................         457
   16,150   Dow Jones & Company, Inc. ..........         734
   49,525   Gannett Company, Inc. ..............       2,976
   13,725   Knight-Ridder, Inc.(a)..............         767
   36,550   McGraw-Hill Companies, Inc..........       2,127
    9,300   Meredith Corporation................         299
   29,800   New York Times Company, Class A.....       1,163
   21,925   R.R. Donnelley & Sons Company.......         593
   55,850   Tribune Company.....................       1,754
                                                  ----------
                                                      10,870
                                                  ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.5%
   28,750   AMR Corporation++...................         550
   73,350   Burlington Northern Santa Fe
              Corporation.......................       1,962
   39,950   CSX Corporation.....................       1,258
   57,400   FedEx Corporation++.................       2,110
   71,975   Norfolk Southern Corporation........       1,160
   11,325   Ryder System, Inc...................         226
   46,400   Union Pacific Corporation...........       2,177
                                                  ----------
                                                       9,443
                                                  ----------
            RESTAURANTS -- 0.5%
   22,075   Darden Restaurants, Inc.............         579
  242,000   McDonald's Corporation..............       6,569
   71,100   Starbucks Corporation++(a)..........       1,062
   21,325   Wendy's International, Inc..........         568
                                                  ----------
                                                       8,778
                                                  ----------
            RETAIL -- SPECIALTY -- 0.1%
   29,300   Sherwin-Williams Company............         651
   37,000   Toys R Us, Inc.++...................         638
                                                  ----------
                                                       1,289
                                                  ----------
            SEMICONDUCTORS -- 3.5%
   64,325   Advanced Micro Devices, Inc.++(a)...         524
   85,475   Agilent Technologies, Inc.++........       1,671
   72,375   Altera Corporation++................       1,186
   67,300   Analog Devices, Inc.++..............       2,201
  152,200   Applied Materials, Inc.++...........       4,329
   56,250   Applied Micro Circuits
              Corporation++.....................         393
   48,650   Broadcom Corporation, Class
              A++(a)............................         988
1,258,475   Intel Corporation(++)...............      25,722
   34,650   KLA-Tencor Corporation++............       1,094
   59,500   Linear Technology Corporation(a)....       1,952
   61,400   Maxim Integrated Products, Inc.++...       2,145

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LargeCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            SEMICONDUCTORS -- (CONTINUED)
  111,575   Micron Technology, Inc.++(a)........  $    2,101
  411,025   Motorola, Inc.(a)...................       6,412
   32,450   National Semiconductor
              Corporation++.....................         716
   26,675   Novellus Systems, Inc.++(a).........         762
   18,875   PerkinElmer, Inc. ..................         495
   30,850   PMC Sierra, Inc.++..................         317
   17,275   QLogic Corporation++(a).............         328
   32,625   Teradyne, Inc.++(a).................         636
  324,875   Texas Instruments Inc. .............       8,115
   34,350   Vitesse Semiconductor
              Corporation++.....................         266
   62,250   Xilinx, Inc.++......................       1,465
                                                  ----------
                                                      63,818
                                                  ----------
            SOFTWARE -- 4.3%
   44,725   Adobe Systems Inc...................       1,073
   10,100   Autodesk, Inc.......................         324
   45,575   BMC Software, Inc.++................         579
   34,525   Citrix Systems, Inc.++(a)...........         684
  107,825   Computer Associates International,
              Inc...............................       2,775
   68,825   Compuware Corporation++.............         573
   39,025   Intuit Inc.++.......................       1,397
   15,425   Mercury Interactive Corporation++...         294
1,007,200   Microsoft Corporation++(a)..........      51,537
   67,525   Novell, Inc.++......................         247
1,050,450   Oracle Corporation++................      13,215
   49,450   Parametric Technology
              Corporation++.....................         257
   55,000   Peoplesoft, Inc.++..................         992
   84,775   Siebel Systems, Inc.++..............       1,103
   74,350   VERITAS Software Corporation++(a)...       1,371
  106,125   Yahoo! Inc.++(a)....................         935
                                                  ----------
                                                      77,356
                                                  ----------
            SPECIALTY STORES -- 1.9%
   54,050   Bed Bath & Beyond Inc.++............       1,376
   39,175   Best Buy Company, Inc.++(a).........       1,781
   21,250   Big Lots Inc.++.....................         176
   38,925   Circuit City Stores-Circuit City
              Group(a)..........................         467
   32,100   Family Dollar Stores, Inc...........         883
  160,850   Gap, Inc............................       1,922
  436,725   Home Depot, Inc.....................      16,758
   79,825   Limited, Inc........................         758
  143,950   Lowe's Companies, Inc...............       4,557
   25,000   Nordstrom, Inc......................         361
   55,675   Office Depot, Inc.++................         757
   34,650   RadioShack Corporation..............         840
   85,400   Staples, Inc.++.....................       1,140
   27,350   Tiffany & Company...................         592
   52,475   TJX Companies, Inc.(a)..............       1,726
                                                  ----------
                                                      34,094
                                                  ----------
            TELECOMMUNICATIONS SERVICES -- 6.6%
   58,575   ALLTEL Corporation..................       3,394
  645,675   AT&T Corporation....................      12,462

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
  471,650   AT&T Wireless Services Inc.++.......  $    7,046
  350,725   BellSouth Corporation...............      14,573
   26,400   CenturyTel, Inc.....................         884
   53,425   Citizens Communications Company++...         502
  165,850   Global Crossing Ltd.++(a)...........         299
  143,125   Nextel Communications, Inc., Class
              A++(a)............................       1,237
  310,850   Qwest Communications International
              Inc...............................       5,191
  630,300   SBC Communications Inc..............      29,700
  165,825   Sprint Corporation (FON Group)(a)...       3,981
  175,300   Sprint Corporation (PCS Group)++....       4,609
  506,175   Verizon Communications Inc..........      27,389
  540,450   WorldCom, Inc.-WorldCom
              Group++(a)........................       8,128
                                                  ----------
                                                     119,395
                                                  ----------
            TOBACCO -- 1.1%
  411,600   Philip Morris Companies Inc. .......      19,876
   30,575   UST Inc.............................       1,015
                                                  ----------
                                                      20,891
                                                  ----------
            TOTAL COMMON STOCKS
              (Cost: $1,844,715)................   1,765,904
                                                  ----------
            CONVERTIBLE PREFERRED STOCKS -- 0.0%+
            (Cost $0)
            PACKAGING AND CONTAINERS -- 0.0%+
        1   Sealed Air Corporation++............           0
                                                  ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 10.5%
              (Cost: $190,131)
 190,131    Nations Cash Reserves#...............      190,131
                                                    ----------
            TOTAL INVESTMENTS
            (Cost $2,034,846*)............  107.6%   1,956,035
                                                    ----------
            OTHER ASSETS AND LIABILITIES
              NET)........................  (7.6)%
            Receivable for investment securities
              sold...............................   $      308
            Receivable for Fund shares sold......        2,453
            Dividends receivable.................        2,365
            Interest receivable..................           28
            Receivable for variation margin......        1,438
            Collateral on securities loaned......     (141,882)
            Payable for Fund shares redeemed.....         (458)
            Investment advisory fee payable......         (100)
            Administration fee payable...........         (352)
            Shareholder servicing and
              distribution fees payable..........           (7)
            Due to custodian.....................       (1,058)
            Accrued Trustees' fees and
              expenses...........................          (62)
            Accrued expenses and other
              liabilities........................         (388)
                                                    ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)..............................     (137,715)
                                                    ----------
            NET ASSETS....................  100.0%  $1,818,320
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS
Nations LargeCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
                                                      (000)
--------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income.............................   $      637
            Accumulated net realized loss on
              investments sold and futures
              contracts..........................     (103,345)
            Net unrealized depreciation of
              investments and futures
              contracts..........................      (76,954)
            Paid-in capital......................    1,997,982
                                                    ----------
            NET ASSETS...........................   $1,818,320
                                                    ==========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($1,787,326,611 / 89,161,685 shares
              outstanding).......................       $20.05
                                                        ======
            INVESTOR A SHARES:
            Net asset value, offering and
              redemption price per share
              ($30,992,973 / 1,554,321 shares
              outstanding).......................       $19.94
                                                        ======

---------------

 * Federal Income Tax Information: Net unrealized of depreciation $78,811 on investment securities was comprised of gross appreciation of $357,377 and gross depreciation of $436,188 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $2,034,846.

 ++ Non-income producing security.

 (++) All or a portion of security segregated as collateral for futures contracts.

 + Amount represents less than 0.1%.

 ++ Amount represents less than $500.

 > Affiliated security.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 9). The portion that represents cash collateral is $141,882.

 (a) All or a portion of security was on loan on September 30, 2001. The aggregate cost and market value of securities on loan at September 30, 2001 is $262,293 and $139,536 respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMON STOCKS -- 97.9%
            AEROSPACE AND DEFENSE -- 1.1%
  75,100    Boeing Company.........................  $  2,516
  57,100    Rockwell Collins.......................       811
                                                     --------
                                                        3,327
                                                     --------
            APPAREL AND TEXTILES -- 0.5%
  51,600    V.F. Corporation.......................     1,510
                                                     --------
            AUTOMOTIVE -- 1.6%
 151,200    Ford Motor Company.....................     2,623
  52,800    General Motors Corporation.............     2,265
                                                     --------
                                                        4,888
                                                     --------
            BEVERAGES -- 1.2%
  50,100    Coca-Cola Company(++)..................     2,347
  27,000    PepsiCo, Inc. .........................     1,310
                                                     --------
                                                        3,657
                                                     --------
            BROADCASTING AND CABLE -- 5.2%
 190,400    AOL Time Warner Inc. ..................     6,302
  15,600    Clear Channel Communications, Inc.++...       620
  46,400    Comcast Corporation, Class A++.........     1,664
  60,600    Univision Communications, Inc., Class
              A++..................................     1,391
 103,400    Viacom Inc., Class B++(a)..............     3,567
 146,600    Walt Disney Company....................     2,730
                                                     --------
                                                       16,274
                                                     --------
            CHEMICALS -- BASIC -- 0.7%
  25,000    E.I. duPont de Nemours and Company.....       938
  25,100    FMC Corporation++......................     1,230
                                                     --------
                                                        2,168
                                                     --------
            CHEMICALS -- SPECIALTY -- 0.6%
  70,500    Engelhard Corporation..................     1,628
   3,600    Sigma-Aldrich Corporation..............       163
                                                     --------
                                                        1,791
                                                     --------
            COMMERCIAL BANKING -- 6.7%
  27,700    Banc One Corporation...................       872
  69,900    Bank of New York Company, Inc. ........     2,447
 123,600    Citigroup Inc.(++).....................     5,005
   2,800    Fifth Third Bancorp....................       172
  60,000    J.P. Morgan Chase & Company............     2,049
  38,400    Mellon Financial Corporation...........     1,241
  35,000    PNC Financial Services Group...........     2,004
  27,100    SouthTrust Corporation.................       690
 124,100    US Bancorp.............................     2,753
  68,500    Washington Mutual, Inc.(a).............     2,636
  22,100    Wells Fargo & Company..................       982
                                                     --------
                                                       20,851
                                                     --------
            COMMERCIAL SERVICES -- 1.4%
  48,900    Cendant Corporation++(a)...............       626
  29,500    Omnicom Group Inc. ....................     1,915
  67,100    Sabre Holdings Corporation++...........     1,794
   7,100    Waste Management, Inc. ................       190
                                                     --------
                                                        4,525
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMPUTER SERVICES -- 2.0%
  39,100    Concord EFS, Inc.++....................  $  1,914
  36,300    Electronic Data Systems Corporation....     2,090
  38,300    First Data Corporation.................     2,232
     300    Paychex, Inc. .........................         9
                                                     --------
                                                        6,245
                                                     --------
            COMPUTERS AND OFFICE EQUIPMENT -- 3.9%
 164,000    Dell Computer Corporation++............     3,039
 157,200    Hewlett-Packard Company(a).............     2,531
   5,500    IMS Health Inc. .......................       138
  67,100    International Business Machines
              Corporation..........................     6,192
   4,000    Lexmark International, Inc.++..........       179
   7,000    NCR Corporation++......................       208
                                                     --------
                                                       12,287
                                                     --------
            CONGLOMERATES -- 0.7%
  48,700    United Technologies Corporation........     2,265
                                                     --------
            CONSTRUCTION -- 0.1%
   6,300    KB HOME................................       179
                                                     --------
            CONSUMER CREDIT AND MORTGAGES -- 4.9%
  97,900    American Express Company...............     2,845
  50,800    Fannie Mae.............................     4,067
  45,400    Freddie Mac............................     2,951
  42,800    Household International, Inc. .........     2,413
  85,400    Providian Financial Corporation........     1,721
  14,100    USA Education Inc. ....................     1,169
                                                     --------
                                                       15,166
                                                     --------
            DEPARTMENT AND DISCOUNT STORES -- 3.9%
  18,700    Costco Wholesale Corporation++.........       665
  48,700    Federated Department Stores, Inc.++....     1,373
   4,300    May Department Stores Company..........       125
  51,500    Sears, Roebuck and Company.............     1,784
  79,400    Target Corporation.....................     2,521
 112,700    Wal-Mart Stores, Inc.(++)..............     5,579
                                                     --------
                                                       12,047
                                                     --------
            DIVERSIFIED ELECTRONICS -- 0.0%+
   8,700    Symbol Technologies, Inc.++(a).........        91
                                                     --------
            DIVERSIFIED MANUFACTURING -- 4.8%
 365,800    General Electric Company...............    13,608
  31,300    Tyco International Ltd. ...............     1,424
                                                     --------
                                                       15,032
                                                     --------
            ELECTRIC POWER -- NON NUCLEAR -- 2.2%
  17,200    AES Corporation++......................       221
   9,600    Calpine Corporation++(a)...............       219
  46,300    Constellation Energy...................     1,120
  10,500    Dynegy Inc., Class A...................       364
  42,900    PPL Corporation........................     1,399
  39,600    Public Service Enterprise Group
              Inc. ................................     1,685
  38,900    TXU Corporation........................     1,801
                                                     --------
                                                        6,809
                                                     --------
            ELECTRIC POWER -- NUCLEAR -- 0.8%
  24,800    Duke Energy Corporation................       939
  38,000    Exelon Corporation.....................     1,694
                                                     --------
                                                        2,633
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS
Nations Managed Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            ELECTRICAL EQUIPMENT -- 0.7%
  83,100    Honeywell International Inc. ..........  $  2,194
                                                     --------
            EXPLORATION AND PRODUCTION -- 0.6%
   7,200    Anadarko Petroleum Corporation.........       346
  42,000    Devon Energy Corporation...............     1,445
                                                     --------
                                                        1,791
                                                     --------
            FINANCE -- MISCELLANEOUS -- 0.6%
  66,700    Synovus Financial Corporation..........     1,841
                                                     --------
            FOOD AND DRUG STORES -- 0.4%
  24,900    CVS Corporation........................       826
  18,700    The Kroger Company++(a)................       461
                                                     --------
                                                        1,287
                                                     --------
            FOOD PRODUCTS -- 2.6%
  46,300    Campbell Soup Company..................     1,296
  45,700    H.J. Heinz Company.....................     1,926
   6,241    Ralston Purina Group...................       205
  85,300    SYSCO Corporation......................     2,179
  44,200    Unilever NV, NY Shares(a)..............     2,388
                                                     --------
                                                        7,994
                                                     --------
            HOUSEHOLD PRODUCTS -- 0.5%
  21,900    Procter & Gamble Company...............     1,594
                                                     --------
            HOUSING AND FURNISHING -- 0.5%
  45,600    Centex Corporation.....................     1,538
     400    Maytag Corporation.....................        10
     100    Pulte Corporation......................         3
                                                     --------
                                                        1,551
                                                     --------
            INSURANCE -- 5.1%
  87,200    American International Group, Inc. ....     6,802
 207,700    Conseco, Inc.++........................     1,508
  39,900    John Hancock Financial Services,
              Inc. ................................     1,594
  40,000    Loews Corporation......................     1,851
  78,400    MetLife, Inc. .........................     2,328
  22,100    XL Capital Ltd., Class A...............     1,746
                                                     --------
                                                       15,829
                                                     --------
            INTEGRATED OIL -- 7.6%
  30,598    Chevron Corporation....................     2,593
  56,800    Conoco Inc.(a).........................     1,439
 262,200    Exxon Mobil Corporation(++)............    10,332
  38,300    Phillips Petroleum Company.............     2,066
 101,300    Royal Dutch Petroleum Company..........     5,090
  35,664    Texaco Inc. ...........................     2,318
                                                     --------
                                                       23,838
                                                     --------
            INVESTMENT SERVICES -- 1.1%
  21,500    Lehman Brothers Holdings Inc. .........     1,222
  44,800    Merrill Lynch & Company, Inc. .........     1,820
   7,300    Morgan Stanley Dean Witter & Company...       338
                                                     --------
                                                        3,380
                                                     --------
            LODGING AND RECREATION -- 1.1%
  55,000    Marriott International, Inc., Class
              A....................................     1,837
  37,900    Tricon Global Restaurants, Inc.++......     1,486
                                                     --------
                                                        3,323
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            MEDICAL DEVICES AND SUPPLIES -- 3.4%
  80,000    Abbott Laboratories....................  $  4,148
  26,000    Cardinal Health, Inc. .................     1,923
  70,700    Johnson & Johnson......................     3,917
  12,400    Medtronic, Inc. .......................       539
                                                     --------
                                                       10,527
                                                     --------
            METALS AND MINING -- 2.3%
  58,900    Alcan Inc. ............................     1,767
  74,900    Alcoa Inc. ............................     2,323
  11,100    Freeport-McMoran Copper & Gold, Inc.,
              Class B++(a).........................       122
  29,000    Minnesota Mining & Manufacturing
              Company..............................     2,853
                                                     --------
                                                        7,065
                                                     --------
            NATURAL GAS DISTRIBUTION -- 0.6%
  74,000    Enron Corporation......................     2,015
                                                     --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT --
              1.8%
  32,900    Avaya Inc.++...........................       326
 140,800    Cisco Systems, Inc.++(++)..............     1,715
  69,300    JDS Uniphase Corporation++.............       438
  51,900    QUALCOMM Inc.++........................     2,467
  38,100    Scientific-Atlanta, Inc. ..............       669
                                                     --------
                                                        5,615
                                                     --------
            OILFIELD SERVICES -- 0.1%
  22,000    Nabors Industries, Inc.++..............       461
                                                     --------
            PACKAGING AND CONTAINERS -- 0.0%+
   6,400    Pactiv Corporation++...................        93
                                                     --------
            PAPER AND FOREST PRODUCTS -- 0.1%
   6,700    Willamette Industries, Inc. ...........       301
                                                     --------
            PHARMACEUTICALS -- 10.5%
  48,600    American Home Products Corporation.....     2,831
  57,900    Amgen Inc.++...........................     3,403
  47,800    Bristol-Myers Squibb Company...........     2,656
  36,800    Eli Lilly and Company..................     2,970
  27,700    Forest Laboratories, Inc.++(a).........     1,998
  76,400    Merck & Company, Inc. .................     5,088
 243,300    Pfizer Inc. ...........................     9,757
  78,900    Pharmacia Corporation..................     3,200
  34,800    Schering-Plough Corporation............     1,291
                                                     --------
                                                       33,194
                                                     --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.7%
   7,100    AMR Corporation++......................       136
   9,900    Burlington Northern Santa Fe
              Corporation..........................       265
  38,300    Union Pacific Corporation..............     1,796
   3,700    Wisconsin Central Transportation
              Corporation++........................        63
                                                     --------
                                                        2,260
                                                     --------
            RETAIL -- SPECIALTY -- 0.0%+
   4,600    Toys R Us, Inc.++......................        79
                                                     --------
            SEMICONDUCTORS -- 2.9%
  41,500    Advanced Micro Devices, Inc.++(a)......       338
  31,300    Broadcom Corporation, Class A++(a).....       635
 232,800    Intel Corporation(++)..................     4,759
  40,300    KLA-Tencor Corporation++...............     1,273
   8,800    Novellus Systems, Inc.++...............       251

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            SEMICONDUCTORS -- (CONTINUED)
  10,100    PMC-Sierra, Inc.++.....................  $    104
  32,300    Texas Instruments Inc. ................       807
  40,900    Xilinx, Inc.++.........................       962
                                                     --------
                                                        9,129
                                                     --------
            SOFTWARE -- 4.8%
  11,200    Autodesk, Inc. ........................       359
   1,900    Citrix Systems, Inc.++(a)..............        38
  12,500    Computer Associates International,
              Inc. ................................       322
 194,200    Microsoft Corporation++(++)............     9,938
 243,100    Oracle Corporation++...................     3,058
  59,500    Peoplesoft, Inc.++.....................     1,073
  16,700    Siebel Systems, Inc.++.................       217
                                                     --------
                                                       15,005
                                                     --------
            SPECIALTY STORES -- 2.8%
 123,600    Gap, Inc. .............................     1,477
 112,600    Home Depot, Inc. ......................     4,320
  71,000    Lowe's Companies, Inc. ................     2,247
  24,400    TJX Companies, Inc.(a).................       803
                                                     --------
                                                        8,847
                                                     --------
            TELECOMMUNICATIONS SERVICES -- 3.6%
 172,400    AT&T Corporation.......................     3,327
  25,300    BellSouth Corporation..................     1,051
  76,800    SBC Communications Inc.(++)............     3,620
   6,100    Sprint Corporation (PCS Group)++(a)....       160
  59,400    Verizon Communications Inc.(++)........     3,214
                                                     --------
                                                       11,372
                                                     --------
            TOBACCO -- 1.2%
  40,700    Philip Morris Companies Inc. ..........     1,965
  52,400    UST Inc. ..............................     1,740
                                                     --------
                                                        3,705
                                                     --------
            TOTAL COMMON STOCKS
              (Cost: $263,883).....................   306,035
                                                     --------
            PURCHASED OPTIONS -- 1.3%
      25    Put option
              S&P 500 Index
              Strike price 107.50
              Expire 12/31/01......................       170
     500    Call Option
              S&P 500 Index
              Strike price 102.5
              Expire 03/31/02......................     4,035
                                                     --------
            TOTAL PURCHASED OPTIONS
              (Cost: $4,087).......................     4,205
                                                     --------
 SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 7.0%
              (Cost: $21,935)
  21,935    Nations Cash Reserves#.................    21,935
                                                     --------

                                                      VALUE
CONTRACTS                                             (000)
-------------------------------------------------------------
            WRITTEN OPTIONS
              (Premium ($2,692))
   1,000    Call option
              S&P 500 Index
              Strike price 115.00
              Expire 3/16/02......................   $ (2,510)
                                                     --------
            TOTAL INVESTMENTS
              (Cost $289,905*).............  106.2%   332,175
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................  (6.2)%
            Cash..................................   $  1,807
            Receivable for investment securities
              sold................................        115
            Receivable for Fund shares sold.......        151
            Dividends receivable..................        418
            Interest receivable...................          6
            Receivable for variation margin.......        204
            Written options, at value (premium
              $2,692).............................     (2,510)
            Collateral on securities loaned.......    (17,011)
            Payable for Fund shares redeemed......       (421)
            Investment advisory fee payable.......        (41)
            Administration fee payable............        (61)
            Shareholder servicing and distribution
              fees payable........................         (6)
            Payable for investment securities
              purchased...........................     (1,965)
            Accrued Trustees' fees and expenses...        (55)
            Accrued expenses and other
              liabilities.........................       (114)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................    (19,483)
                                                     --------
            NET ASSETS.....................  100.0%  $312,692
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    105
            Accumulated net realized gain on
              investments sold and futures
              contracts...........................     12,226
            Net unrealized appreciation of
              investments and futures contracts...     42,819
            Paid-in capital.......................    257,542
                                                     --------
            NET ASSETS............................   $312,692
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS
Nations Managed Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)


                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($286,791,769 / 22,686,931 shares
            outstanding)........................     $12.64
                                                     ======
          PRIMARY B SHARES:
          Net asset value, offering and
            redemption price per share
            ($5,689 / 447 shares outstanding)...     $12.72
                                                     ======
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($25,894,661 / 2,049,721
            shares outstanding).................     $12.63
                                                     ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $42,270 on investment securities was comprised of gross appreciation of $70,486 and gross depreciation of $28,216 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $289,905.

 ++ Non-income producing security.

 (++) All or a portion of security segregated as collateral for futures contracts.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 9). The portion that represents cash collateral is $17,011.

(a) All or a portion of security was on loan on September 30, 2001. The aggregate cost and market value of securities on loan at September 30, 2001 is $19,970 and $16,534, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations MidCap Index Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMON STOCKS -- 98.0%
            AEROSPACE AND DEFENSE -- 0.4%
  26,925    Precision Castparts Corporation........  $    598
   5,475    Sequa Corporation, Class A++...........       248
  32,275    The Titan Corporation++(a).............       632
                                                     --------
                                                        1,478
                                                     --------
            AIRLINES -- 0.1%
  13,900    Alaska Air Group, Inc.++...............       278
  20,150    Atlas Air, Inc.++......................       198
                                                     --------
                                                          476
                                                     --------
            APPAREL AND TEXTILES -- 0.7%
  22,900    Coach, Inc.++..........................       607
  63,700    Jones Apparel Group, Inc.++............     1,624
  15,425    Land's End, Inc.++(a)..................       446
  28,300    Unifi, Inc.++..........................       232
                                                     --------
                                                        2,909
                                                     --------
            AUTOMOTIVE -- 1.0%
  34,675    ArvinMeritor, Inc. ....................       496
  13,825    Borg-Warner Automotive, Inc. ..........       557
  39,325    Gentex Corporation++...................       939
  33,675    Lear Corporation++.....................       910
  41,650    Pennzoil-Quaker State Company..........       466
  13,650    Superior Industries International,
              Inc. ................................       453
                                                     --------
                                                        3,821
                                                     --------
            BEVERAGES -- 0.3%
  82,375    PepsiAmericas, Inc. ...................     1,232
                                                     --------
            BROADCASTING AND CABLE -- 1.0%
  24,950    Emmis Communications
              Corporation++(a).....................       360
  23,900    Entercom Communications
              Corporation++........................       813
  57,425    Hispanic Broadcasting Corporation++....       925
  12,050    Media General Inc., Class A............       522
  56,850    Westwood One, Inc.++...................     1,264
                                                     --------
                                                        3,884
                                                     --------
            BUILDING MATERIALS -- 0.8%
  37,675    American Standard Companies
              Inc.++(++)...........................     2,072
  24,950    Martin Marietta Materials, Inc. .......       976
                                                     --------
                                                        3,048
                                                     --------
            CHEMICALS -- BASIC -- 0.5%
   7,425    H.B. Fuller Company....................       340
  60,525    IMC Global, Inc. ......................       545
  62,000    Lyondell Chemical Company..............       710
  22,875    Olin Corporation.......................       336
                                                     --------
                                                        1,931
                                                     --------
            CHEMICALS -- SPECIALTY -- 1.6%
  35,725    Airgas, Inc.++.........................       474
  24,175    Albemarle Corporation..................       457
  34,425    Cabot Corporation(a)...................     1,374
  12,675    Cabot Microelectronics Corporation++...       612
  59,625    Crompton Corporation...................       413
  21,250    Cytec Industries Inc.++................       492
  18,050    Ferro Corporation......................       418
  26,925    Lubrizol Corporation...................       851
  10,275    Minerals Technologies Inc. ............       388

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- (CONTINUED)
  15,325    Schulman (A.) Inc. ....................  $    157
  54,600    Solutia Inc. ..........................       677
                                                     --------
                                                        6,313
                                                     --------
            COMMERCIAL BANKING -- 10.7%
  34,825    Associated Banc-Corp...................     1,180
  25,775    Astoria Financial Corporation..........     1,527
  72,550    Banknorth Group, Inc. .................     1,619
  25,125    City National Corporation..............     1,084
  57,975    Colonial BancGroup, Inc. ..............       742
  67,475    Compass Bancshares, Inc. ..............     1,756
  60,600    Dime Bancorp, Inc. ....................     2,383
  67,650    First Tennessee National
              Corporation(a).......................     2,504
  24,325    First Virginia Banks, Inc. ............     1,114
  45,100    Firstmerit Corporation.................     1,058
  71,150    Golden State Bancorp Inc. .............     2,163
  22,425    Greater Bay Bancorp(a).................       522
  83,350    Hibernia Corporation, Class A..........     1,363
  16,750    Investors Financial Services
              Corporation..........................       965
  51,100    M&T Bank Corporation...................     3,782
  54,275    Marshall and Ilsley Corporation........     3,078
  37,550    Mercantile Bankshares Corporation......     1,491
 108,175    National Commerce Financial
              Corporation..........................     2,824
  85,250    North Fork Bancorporation, Inc.........     2,536
  42,125    Pacific Century Financial
              Corporation..........................       984
  25,750    Provident Financial Group, Inc.(a).....       650
  26,050    Silicon Valley Bancshares++............       526
 130,075    Sovereign Bancorp, Inc. ...............     1,236
  41,450    TCF Financial Corporation..............     1,909
  26,000    Webster Financial Corporation..........       857
  18,750    Westamerica Bancorporation.............       676
  17,125    Wilmington Trust Corporation...........       945
                                                     --------
                                                       41,474
                                                     --------
            COMMERCIAL SERVICES -- 4.1%
  61,350    Apollo Group Inc., Class A++...........     2,578
  10,875    Bandag, Inc. ..........................       297
  29,275    Catalina Marketing Corporation++.......       820
  37,675    Certegy Inc.++.........................       978
  32,700    ChoicePoint Inc.++.....................     1,362
  36,750    DeVry, Inc.++..........................     1,319
  19,975    Fastenal Company(a)....................     1,138
  45,775    Gartner Group, Inc.++..................       398
  18,850    Kelly Services, Inc. ..................       381
  19,700    Korn/Ferry International++.............       163
  39,925    Manpower Inc. .........................     1,051
  51,525    Modis Professional Services, Inc.++....       206
  13,575    NCO Group, Inc.++......................       186
  15,925    Rollins, Inc. .........................       248
  57,225    SEI Investment Company.................     1,831
  32,300    Sotheby's Holdings, Class A++..........       387
  19,900    Sylvan Learning Systems, Inc.++........       456
  36,950    United Rentals, Inc.++.................       641
  28,125    Valassis Communications Inc.++.........       897
  46,350    Viad Corporation.......................       889
                                                     --------
                                                       16,226
                                                     --------
            COMPUTER SERVICES -- 2.4%
  47,050    Acxiom Corporation++...................       442
  76,900    Ceridian Corporation++.................     1,115

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS
Nations MidCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMPUTER SERVICES -- (CONTINUED)
  27,875    CSG Systems International, Inc.++......  $  1,143
  46,100    Galileo International, Inc. ...........       957
  46,575    Jack Henry & Associates, Inc. .........     1,057
 141,475    Sungard Data Systems, Inc.++...........     3,306
  21,000    Sykes Enterprises, Inc.++..............       117
  32,200    Synopsys, Inc.++.......................     1,292
                                                     --------
                                                        9,429
                                                     --------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.8%
  23,275    Avocent Corporation++..................       346
  20,450    InFocus Corporation++..................       267
  40,050    Miller (Herman) Inc. ..................       780
  21,825    Plexus Corporation++...................       515
  79,675    Quantum Corporation - DLT & Storage
              Systems++............................       650
  77,450    SCI Systems, Inc.++....................     1,395
  41,825    Sensormatic Electronics
              Corporation++........................       986
  54,825    Storage Technology Corporation++.......       688
  28,400    Tech Data Corporation++(a).............     1,076
  21,600    Wallace Computer Services, Inc. .......       343
                                                     --------
                                                        7,046
                                                     --------
            CONGLOMERATES -- 1.2%
  22,400    Dycom Industries, Inc.++...............       260
  21,650    Granite Construction(a)................       555
  25,800    Pentair, Inc. .........................       794
  55,175    Scana Corporation......................     1,400
  20,900    SPX Corporation++(a) ..................     1,733
                                                     --------
                                                        4,742
                                                     --------
            CONSTRUCTION -- 0.3%
  14,075    Jacobs Engineering Group Inc.++........       878
  31,450    Quanta Services, Inc.++................       448
                                                     --------
                                                        1,326
                                                     --------
            CONSUMER CREDIT AND MORTGAGES -- 0.8%
  43,625    AmeriCredit Corporation++..............     1,379
  53,225    Greenpoint Financial Corporation ......     1,869
                                                     --------
                                                        3,248
                                                     --------
            CONSUMER SERVICES -- 0.2%
  25,625    Valspar Corporation....................       857
                                                     --------
            DEPARTMENT AND DISCOUNT STORES -- 0.3%
  25,125    Neiman Marcus Group Inc., Class A++....       614
  74,725    Saks, Inc.++...........................       374
                                                     --------
                                                          988
                                                     --------
            DIVERSIFIED ELECTRONICS -- 1.3%
  13,675    Black Hills Corporation................       417
  37,750    Diebold, Inc. .........................     1,437
  34,650    Harris Corporation.....................     1,103
  17,100    Hawaiian Electric Industries, Inc. ....       667
  30,850    Hubbell Inc. ..........................       900
  26,775    National Instruments Corporation++.....       701
                                                     --------
                                                        5,225
                                                     --------
            DIVERSIFIED MANUFACTURING -- 1.9%
  16,300    Albany International Corporation, Class
              A++..................................       244
  15,975    Carlisle Companies Inc. ...............       448
  23,325    Donaldson Company, Inc. ...............       672
  48,350    Energizer Holdings Inc.++..............       803

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- (CONTINUED)
  24,025    Federal Signal Corporation.............  $    424
  20,975    Harsco Corporation.....................       582
  15,825    Kaydon Corporation.....................       331
  19,600    Lancaster Colony Corporation...........       549
  17,375    Modine Manufacturing Company...........       427
  17,175    Nordson Corporation....................       375
  27,275    Pittson Brink's Group..................       494
  25,150    Sensient Technologies Corporation(a)...       469
  14,900    Stewart & Stevenson Services, Inc. ....       359
  20,325    Teleflex Inc. .........................       760
  20,275    York International Corporation.........       581
                                                     --------
                                                        7,518
                                                     --------
            ELECTRIC POWER -- NON NUCLEAR -- 3.6%
  43,350    Allete.................................     1,111
  23,750    Cleco Corporation......................       489
  66,750    DPL Inc. ..............................     1,624
  29,475    DQE Inc.(a)............................       567
  19,700    IDACORP, Inc. .........................       704
  75,375    Northeast Utilities Company............     1,412
  41,075    OGE Energy Corporation.................       898
  57,400    Potomac Electric Power Company.........     1,261
  52,150    Sierra Pacific Resources...............       787
  71,450    TECO Energy, Inc. .....................     1,937
  54,675    The Montana Power Company..............       287
  59,850    UtiliCorp United Inc. .................     1,677
  35,700    Vectren Corporation....................       799
  37,150    Western Resources, Inc. ...............       615
                                                     --------
                                                       14,168
                                                     --------
            ELECTRIC POWER -- NUCLEAR -- 1.6%
  41,650    Alliant Energy Corporation.............     1,304
  46,775    Conectiv, Inc. ........................     1,099
  61,275    Energy East Corporation................     1,232
  32,575    Kansas City Power & Light Company(a)...       850
  27,950    NSTAR..................................     1,171
  20,650    Public Service Company of New Mexico...       521
                                                     --------
                                                        6,177
                                                     --------
            ELECTRICAL EQUIPMENT -- 0.2%
  17,400    AMETEK, Inc. ..........................       457
   9,800    Tecumseh Products Company..............       446
                                                     --------
                                                          903
                                                     --------
            ENERGY -- MISCELLANEOUS -- 0.6%
  45,425    Puget Energy Inc.(a)...................       976
  62,100    Wisconsin Energy Corporation...........     1,397
                                                     --------
                                                        2,373
                                                     --------
            EXPLORATION AND PRODUCTION -- 0.4%
  25,400    Forest Oil Corporation++...............       630
  29,825    Noble Affiliates, Inc. ................       924
                                                     --------
                                                        1,554
                                                     --------
            FINANCE -- MISCELLANEOUS -- 0.7%
  72,600    Clayton Homes Inc. ....................       886
  32,200    IndyMac Bancorp, Inc.++................       873
  16,725    Investment Technology Group, Inc.++....       928
                                                     --------
                                                        2,687
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations MidCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            FOOD AND DRUG STORES -- 0.1%
  24,375    Ruddick Corporation....................  $    373
                                                     --------
            FOOD PRODUCTS -- 2.8%
  18,750    Dean Foods Company.....................       867
  29,450    Dole Food Company......................       630
  15,075    Dreyer's Grand Ice Cream Inc. .........       438
  73,000    Hormel Foods Corporation...............     1,725
  55,875    IBP, Inc. .............................     1,321
  26,525    Interstate Bakeries Corporation........       676
  12,800    J.M. Smucker Company...................       328
  15,250    Lance, Inc. ...........................       202
  36,275    McCormick and Company, Inc. ...........     1,662
  14,550    Suiza Foods Corporation++(a)...........       919
  26,600    Tootsie Roll Industries, Inc. .........     1,018
 117,075    Tyson Foods Inc., Class A(a)...........     1,173
                                                     --------
                                                       10,959
                                                     --------
            HEALTH SERVICES -- 5.0%
  28,350    Apria Healthcare Group Inc.++..........       734
  30,675    Covance Inc.++.........................       549
  41,275    Express Scripts Inc., Class A++........     2,283
  51,450    First Health Group Corporation++.......     1,512
 129,150    Health Management Associates, Inc.,
              Class A++............................     2,681
  64,775    Health Net Inc.++......................     1,245
  20,350    Lifepoint Hospitals, Inc.++............       895
  56,500    Lincare Holdings Inc.++................     1,501
  49,100    Omnicare, Inc. ........................     1,072
  51,975    Oxford Health Plans, Inc.++............     1,476
  17,700    Pacificare Health Systems Inc.++(a)....       223
  49,500    Quest Diagnostics Inc.++(++)...........     3,055
  37,200    Triad Hospitals, Inc.++................     1,317
  19,200    Trigon Healthcare, Inc.++..............     1,258
                                                     --------
                                                       19,801
                                                     --------
            HEAVY MACHINERY -- 0.4%
  37,650    Agco Corporation.......................       341
  19,975    Flowserve Corporation++................       395
  18,575    Imation Corporation++..................       388
  16,150    Kennametal Inc. .......................       515
                                                     --------
                                                        1,639
                                                     --------
            HOUSEHOLD PRODUCTS -- 0.5%
  24,850    Blyth Industries, Inc.(a)..............       494
  20,450    Church & Dwight Company, Inc. .........       529
  49,975    The Dial Corporation...................       827
                                                     --------
                                                        1,850
                                                     --------
            HOUSING AND FURNISHING -- 1.0%
  26,500    Furniture Brands International,
              Inc.++...............................       516
  31,250    Hon Industries Inc. ...................       686
  33,425    Lennar Corporation(a)..................     1,206
  27,575    Mohawk Industries Inc.++...............     1,013
  53,875    RPM Inc. ..............................       509
                                                     --------
                                                        3,930
                                                     --------
            INSURANCE -- 4.3%
  27,800    Allmerica Financial Corporation........     1,247
  35,750    American Financial Group, Inc. ........       794

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            INSURANCE -- (CONTINUED)
  42,525    Arthur J. Gallagher & Company++........  $  1,439
  24,325    Everest Re Group, Ltd..................     1,574
  45,275    Fidelity National Financial, Inc. .....     1,217
  30,950    HCC Insurance Holdings Inc. ...........       814
  21,350    Horace Mann Educators Corporation......       377
  29,125    Leucadia National Corporation..........       909
  26,175    Mony Group Inc. .......................       867
  31,625    Ohio Casualty Corporation..............       411
  62,450    Old Republic International
              Corporation..........................     1,636
  23,350    PMI Group, Inc. .......................     1,457
  36,100    Protective Life Corporation............     1,047
  48,850    Radian Group Inc. .....................     1,880
  35,600    Unitrin, Inc. .........................     1,361
                                                     --------
                                                       17,030
                                                     --------
            INTEGRATED OIL -- 1.7%
  28,650    AGL Resources Inc. ....................       572
  23,750    Murphy Oil Corporation.................     1,718
  89,750    Ocean Energy Inc. .....................     1,463
  51,775    Pioneer Natural Resources Company++....       737
  42,625    Questar Corporation....................       860
  32,275    Valero Energy Corporation(a)...........     1,133
                                                     --------
                                                        6,483
                                                     --------
            INVESTMENT SERVICES -- 2.3%
  42,325    A.G. Edwards, Inc. ....................     1,486
 168,250    E*TRADE Group, Inc.++(a)...............     1,018
  36,525    Eaton Vance Corporation................     1,145
  30,200    LaBranche and Company Inc.++...........       670
  34,400    Legg Mason, Inc. ......................     1,368
  38,700    Neuberger Berman Inc. .................     1,350
  48,512    Roslyn Bancorp, Inc. ..................       898
  41,975    Waddell & Reed Financial, Inc., Class
              A....................................     1,091
                                                     --------
                                                        9,026
                                                     --------
            LODGING AND RECREATION -- 1.3%
  40,450    Callaway Golf Company..................       518
  49,125    Extended Stay America, Inc.++..........       711
  15,800    GTECH Holdings Corporation++...........       546
  28,025    International Speedway Corporation.....       976
  39,800    Mandalay Resort Group++(a).............       646
 156,300    Park Place Entertainment
              Corporation++........................     1,145
  48,425    Six Flags, Inc.++......................       592
                                                     --------
                                                        5,134
                                                     --------
            MEDICAL DEVICES AND SUPPLIES -- 3.1%
  55,650    Apogent Technologies Inc.++............     1,330
  31,775    Beckman Coulter, Inc. .................     1,406
  27,275    DENTSPLY International Inc. ...........     1,253
  30,975    Edwards Lifesciences Corporation++.....       694
  22,400    Henry Schein, Inc.++(a)................       865
  32,925    Hillenbrand Industries, Inc. ..........     1,777
  35,625    Patterson Dental Company++.............     1,313
  36,125    STERIS Corporation++...................       710
  29,825    VISX Inc.++............................       395
  68,750    Waters Corporation++...................     2,459
                                                     --------
                                                       12,202
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS
Nations MidCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            METALS AND MINING -- 0.4%
  56,800    AK Steel Holding Corporation...........  $    480
  27,550    Arch Coal, Inc. .......................       430
  11,600    Carpenter Technology Corporation.......       258
  28,650    UCAR International Inc.++..............       255
                                                     --------
                                                        1,423
                                                     --------
            NATURAL GAS DISTRIBUTION -- 1.2%
  34,425    Equitable Resources, Inc. .............     1,032
  33,250    Hanover Compressor Company++(a)........       720
  35,800    MDU Resources Group, Inc. .............       837
  41,700    National Fuel Gas Company..............       960
  31,500    ONEOK, Inc. ...........................       522
  24,500    WGL Holdings Inc. .....................       659
                                                     --------
                                                        4,730
                                                     --------
            NATURAL GAS PIPELINES -- 0.1%
  17,125    Western Gas Resources, Inc. ...........       446
                                                     --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT --
              1.7%
 178,175    3Com Corporation++.....................       668
  20,800    ADTRAN, Inc.++.........................       397
  42,750    Advanced Fibre Communications,
              Inc.++...............................       625
  27,025    CommScope, Inc.++......................       483
  99,750    Enterasys Networks Inc.++..............       643
  20,425    L-3 Communications Holdings, Inc.++....     1,787
  19,175    Newport Corporation....................       270
  25,525    Plantronics, Inc.++....................       435
  43,700    Polycom, Inc.++(a).....................     1,065
  33,750    Powerwave Technologies, Inc.++.........       402
                                                     --------
                                                        6,775
                                                     --------
            OIL REFINING AND MARKETING -- 0.5%
  37,700    Ultramar Diamond Shamrock
              Corporation..........................     1,807
                                                     --------
            OILFIELD SERVICES -- 2.8%
  86,675    BJ Services Company++..................     1,543
  28,500    Cooper Cameron Corporation++...........       935
  73,200    ENSCO International Inc. ..............     1,070
  93,050    Global Marine Inc.++...................     1,303
  57,575    Grant Prideco Inc.++...................       351
  26,650    Helmerich & Payne, Inc. ...............       696
  42,650    National-Oilwell, Inc.++...............       618
  69,550    Pride International, Inc.++............       723
  26,625    Smith International, Inc.++............       969
  31,925    Tidewater Inc. ........................       852
  50,450    Varco International, Inc.++............       609
  59,875    Weatherford International, Inc.++......     1,527
                                                     --------
                                                       11,196
                                                     --------
            PACKAGING AND CONTAINERS -- 0.6%
  26,950    Longview Fibre Company.................       272
  56,150    Packaging Corporation of America++.....       868
  50,175    Sonoco Products Company................     1,179
                                                     --------
                                                        2,319
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            PAPER AND FOREST PRODUCTS -- 1.1%
  29,175    Bowater Inc. ..........................  $  1,284
  42,500    Georgia-Pacific Corporation (Timber
              Group)...............................     1,540
  22,400    P.H. Glatfelter Company................       343
  14,875    Potlatch Corporation...................       401
  14,325    Rayonier Inc. .........................       580
  27,125    Wausau-Mosinee Paper Corporation.......       317
                                                     --------
                                                        4,465
                                                     --------
            PHARMACEUTICALS -- 6.5%
  18,650    Barr Laboratories, Inc.++(a)...........     1,474
  29,200    COR Therapeutics, Inc.++(a)............       661
 102,100    Genzyme Corporation++(a)...............     4,638
  49,875    Gilead Sciences, Inc.++................     2,801
  42,650    ICN Pharmaceuticals Inc. ..............     1,124
  78,625    IDEC Pharmaceuticals
              Corporation++(a).....................     3,898
  34,650    Incyte Pharmaceuticals, Inc.++.........       473
 105,225    IVAX Corporation++(a)..................     2,333
 114,725    Millennium Pharmaceuticals, Inc.++.....     2,038
  65,800    Mylan Laboratories, Inc. ..............     2,146
  38,750    Perrigo Company++......................       587
  23,025    Protein Design Labs, Inc.++............     1,087
  41,050    Sepracor Inc.++........................     1,474
  39,100    Vertex Pharmaceuticals Inc.++..........       705
                                                     --------
                                                       25,439
                                                     --------
            PUBLISHING AND ADVERTISING -- 2.1%
  57,700    A.H. Belo Corporation..................       926
  12,950    Banta Corporation......................       361
  42,350    Dun & Bradstreet Corporation++.........     1,185
  33,450    Harte-Hanks, Inc. .....................       724
  23,100    Lee Enterprises, Inc. .................       732
  54,025    Readers Digest Association, Inc., Class
              A....................................       994
  18,525    Scholastic Corporation++(a)............       806
   4,975    The Washington Post Company, Class B...     2,585
                                                     --------
                                                        8,313
                                                     --------
            RAILROADS, TRUCKING AND SHIPPING -- 1.9%
  25,300    Airborne, Inc. ........................       242
  44,600    C.H. Robinson Worldwide, Inc. .........     1,291
  25,700    CNF Inc. ..............................       587
  25,050    EGL, Inc.++............................       222
  27,450    Expeditors International of Washington,
              Inc. ................................     1,299
  25,550    GATX Corporation.......................       860
  18,625    J.B. Hunt Transport Services, Inc.++...       243
  18,650    Newport News Shipbuilding Inc.(a)......     1,253
  44,075    Swift Transportation Company, Inc.++...       780
  19,425    Trinity Industries, Inc. ..............       421
  24,425    Wisconsin Central Transportation
              Corporation++........................       417
                                                     --------
                                                        7,615
                                                     --------
            RESTAURANTS -- 0.9%
  18,350    Bob Evans Farms, Inc. .................       332
  52,550    Brinker International, Inc.++..........     1,240
  29,125    CBRL Group Inc. .......................       640
  40,125    Outback Steakhouse, Inc.++.............     1,028
  11,775    Papa John's International Inc.++(a)....       307
                                                     --------
                                                        3,547
                                                     --------
            SEMICONDUCTORS -- 5.5%
  52,025    Arrow Electronics, Inc.++..............     1,085

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations MidCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            SEMICONDUCTORS -- (CONTINUED)
 244,550    Atmel Corporation++....................  $  1,634
  61,900    Avnet, Inc. ...........................     1,126
  40,650    Cirrus Logic, Inc.++...................       302
  31,450    Credence Systems Corporation++.........       379
  66,950    Cypress Semiconductor Corporation++....       995
  13,925    DSP Group, Inc.++......................       278
  16,700    FEI Company++(a).......................       363
  56,300    Intergrated Device Technology,
              Inc.++...............................     1,133
  33,000    International Rectifier
              Corporation++........................       899
  46,125    KEMET Corporation++....................       759
  65,175    Lam Research Corporation++.............     1,105
  57,050    Lattice Semiconductor Corporation++....       896
  25,300    LTX Corporation++......................       344
  48,475    Micrel, Inc.++.........................       967
  69,175    Microchip Technology Inc.++............     1,854
  20,500    MIPS Technologies, Inc.++..............       123
  73,750    Nvidia Corporation++(a)................     2,025
  85,975    RF Micro Devices, Inc.++(a)............     1,427
  35,825    SanDisk Corporation++..................       353
  36,475    Semtech Corporation++..................     1,035
  44,800    TranSwitch Corporation++...............       137
  68,050    TriQuint Semiconductor, Inc.++.........     1,088
  72,675    Vishay Intertechnology, Inc.++.........     1,337
                                                     --------
                                                       21,644
                                                     --------
            SOFTWARE -- 5.6%
  17,625    Advent Software, Inc.++................       664
  26,500    Affiliated Computer Services, Inc.,
              Class A++(++)........................     2,157
 151,950    Ascential Software Corporation++.......       501
 131,025    Cadence Design Systems, Inc.++.........     2,182
  40,450    Checkfree Corporation++................       686
  64,625    DST Systems, Inc.++(a).................     2,795
  70,100    Electronic Arts Inc.++(a)..............     3,202
  35,725    Keane Inc.++...........................       488
  46,850    Legato Systems Inc.++..................       257
  30,975    Macromedia Inc.++......................       375
  26,425    Macrovision Corporation++..............       751
  33,700    Mentor Graphics Corporation++..........       464
  72,050    Network Associates, Inc.++.............       929
 107,075    Rational Software Corporation++........       927
  25,650    Retek Inc.++...........................       324
  38,650    Reynolds & Reynolds Company, Class A...       901
  30,050    RSA Security Inc.++....................       404
  53,750    Sybase, Inc.++.........................       500
  39,875    Symantec Corporation++.................     1,382
  30,650    The BISYS Group, Inc.++(a).............     1,625
  19,325    Transaction Systems Architects,
              Inc.++...............................       121
  41,325    Wind River Systems++...................       434
                                                     --------
                                                       22,069
                                                     --------
            SPECIALTY STORES -- 3.0%
  52,200    Abercrombie & Fitch Company++(++)......       918
  36,700    American Eagle Outfitters, Inc.++......       730
  34,375    Barnes & Noble, Inc.++.................     1,241
  38,325    BJ's Wholesale Club, Inc.++............     1,826
  42,150    Borders Group Inc.++...................       807
  46,250    CDW Computer Centers, Inc.++...........     1,673
  25,650    Claire's Stores, Inc. .................       324


                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            SPECIALTY STORES -- (CONTINUED)
  59,125    Dollar Tree Stores, Inc.++.............   $ 1,117
  19,875    Longs Drug Stores Corporation..........       541
  11,650    Payless ShoeSource, Inc.++.............       638
  42,425    Ross Stores, Inc. .....................     1,241
  29,825    Williams-Sonoma, Inc.++(a).............       710
                                                     --------
                                                       11,766
                                                     --------
            TELECOMMUNICATIONS SERVICES -- 1.4%
  20,125    Arris Group Inc++......................        72
 114,925    Broadwing Inc.++.......................     1,848
  25,175    Mastec, Inc.++.........................       128
  29,050    Price Communications Corporation++.....       492
  30,900    Telephone and Data Systems, Inc. ......     2,915
                                                     --------
                                                        5,455
                                                     --------
            TOBACCO -- 0.9%
  53,250    R.J. Reynolds Tobacco Holdings,
              Inc. ................................     3,042
  14,400    Universal Corporation..................       481
                                                     --------
                                                        3,523
                                                     --------
            UTILITIES -- MISCELLANEOUS -- 0.8%
  21,350    Alexander & Baldwin, Inc. .............       500
  52,225    American Water Works Company, Inc......     2,062
  26,250    Covanta Energy Corporation++...........       307
  18,000    Overseas Shipholding Group, Inc........       396
                                                     --------
                                                        3,265
                                                     --------
            TOTAL COMMON STOCKS
              (Cost $427,639)......................   385,257
                                                     --------

            WARRANTS -- 0.0%+
            (Cost $13)
  45,847    Dime Bancorp Litigation Tracking
              Warrant(b)...........................        11
                                                     --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 11.5%
            (Cost $45,077)
 45,077   Nations Cash Reserves#................     45,077
                                                   --------
          TOTAL INVESTMENTS
            (Cost $472,729*).............   109.5%  430,345
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................    (9.5)%
          Cash..................................   $    244
          Dividends receivable..................        344
          Interest receivable...................         24
          Receivable for variation margin.......        291
          Collateral on securities loaned.......    (37,579)
          Investment advisory fee payable.......        (34)
          Administration fee payable............        (59)
          Payable for investment securities
            purchased...........................       (546)
          Accrued Trustees' fees and expenses...        (19)
          Accrued expenses and other
            liabilities.........................       (110)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................    (37,444)
                                                   --------
          NET ASSETS.....................   100.0% $392,901
                                                   ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS
Nations MidCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $     28
          Accumulated net realized loss on
            investments and futures contracts...     (9,930)
          Net unrealized depreciation of
            investments and futures contracts...    (42,380)
          Paid-in capital.......................    445,183
                                                   --------
          NET ASSETS............................   $392,901
                                                   ========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            (392,387,758 / 52,707,675 shares
            outstanding)........................      $7.44
                                                     ======
          INVESTOR A SHARES:
          Net asset value, offering and
            redemption price per share
            (512,863 / 68,729 shares
            outstanding)........................      $7.46
                                                     ======

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $42,384 on investment securities was comprised of gross appreciation of $46,492 and gross depreciation of $88,876 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $472,729.

 ++ Non-income producing security.

(++) All or a portion of security segregated as collateral for futures contracts.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 9). The portion that represents cash collateral is $37,579.

(a) All or a portion of security was on loan on September 30, 2001. The aggregate cost and market value of securities on loan at September 30, 2001 is $37,481 and $36,556, respectively.

(b) This warrant represents a potential distribution settlement in a legal claim.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            COMMON STOCKS -- 99.6%
            AEROSPACE AND DEFENSE -- 1.5%
  26,700    AAR Corporation......................  $      214
  20,900    Alliant Techsystems Inc.++...........       1,788
  23,000    Armor Holdings, Inc.++...............         455
  31,800    BE Aerospace, Inc.++.................         242
  42,500    GenCorp Inc. ........................         482
  37,800    Orbital Sciences Corporation++.......          69
  31,300    Teledyne Technologies Inc.++.........         499
  15,700    Triumph Group, Inc.++................         366
  11,200    Woodward Governor Company............         543
                                                   ----------
                                                        4,658
                                                   ----------
            AIRLINES -- 0.8%
  43,000    Atlantic Coast Airlines Holdings,
              Inc.++.............................         572
  21,500    Forward Air Corporation++............         506
  28,000    Frontier Airlines, Inc.++............         232
  33,700    Mesa Air Group, Inc.++...............         110
  13,800    Midwest Express Holdings, Inc.++.....         146
  55,800    SkyWest, Inc. .......................         933
                                                   ----------
                                                        2,499
                                                   ----------
            APPAREL AND TEXTILES -- 2.0%
  13,100    Ashworth Inc.++......................          75
  17,500    Brown Shoe Company, Inc..............         199
  16,100    Christopher & Banks Corporation++....         485
  20,400    G & K Services, Inc., Class A........         542
  21,800    Genesco Inc.++(a)....................         354
   6,500    Haggar Corporation...................          73
  17,300    Hancock Fabrics Inc. ................         142
  10,000    K-Swiss Inc., Class A................         246
  22,500    Kellwood Company(a)..................         416
  32,900    Nautica Enterprises Inc.++...........         390
  12,100    Oshkosh B'Gosh Inc. .................         315
   7,300    Oxford Industries Inc. ..............         160
  27,400    Phillips-Van Heusen Corporation......         271
  22,500    Quiksilver, Inc.++...................         278
  31,600    Russell Corporation..................         434
  41,300    Stride Rite Corporation..............         258
  39,400    Timberland Company, Class A++........       1,067
  41,100    Wolverine World Wide.................         552
                                                   ----------
                                                        6,257
                                                   ----------
            AUTOMOTIVE -- 1.4%
  19,700    Aaron Rents, Inc. ...................         305
  54,900    Copart, Inc.++.......................       1,538
  19,300    Group 1 Automotive, Inc.++...........         512
  25,200    Intermet Corporation.................          71
  14,800    Midas, Inc. .........................         147
  23,830    Myers Industries Inc. ...............         282
  16,600    Oshkosh Truck Corporation............         601
  12,300    Standard Motor Products, Inc. .......         144
  20,800    TBC Corporation++....................         206
  37,300    Tenneco Automotive Inc. .............          78
  20,400    Titan International Inc. ............         108
  43,900    Tower Automotive, Inc.++.............         315
                                                   ----------
                                                        4,307
                                                   ----------

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            BEVERAGES -- 0.7%
   8,600    Coca-Cola Bottling Company...........  $      325
  41,700    Constellation Brands, Inc.++.........       1,737
                                                   ----------
                                                        2,062
                                                   ----------
            BROADCASTING AND CABLE -- 0.1%
  12,000    4Kids Entertainment Inc.++(a)........         239
                                                   ----------
            CHEMICALS -- BASIC -- 0.5%
  25,500    Cambrex Corporation..................         854
  31,400    Georgia Gulf Corporation.............         505
  26,000    Mississippi Chemical
              Corporation++(a)...................          72
                                                   ----------
                                                        1,431
                                                   ----------
            CHEMICALS -- SPECIALTY -- 1.9%
  22,100    Arch Chemicals, Inc. ................         502
   9,900    Chemed Corporation...................         285
  14,100    ChemFirst Inc. ......................         285
  31,200    MacDermid, Inc. .....................         397
  23,800    OM Group, Inc. ......................       1,308
  39,500    Omnova Solutions Inc. ...............         247
   7,400    Penford Corporation..................          78
  93,400    PolyOne Corporation..................         729
   9,000    Quaker Chemical Corporation..........         163
  15,500    Rogers Corporation++.................         436
  28,500    Scotts Company, Class A++............         972
  13,800    TETRA Technologies Inc.++(a).........         240
  31,500    Wellman Inc. ........................         364
                                                   ----------
                                                        6,006
                                                   ----------
            COMMERCIAL BANKING -- 8.2%
  31,925    Chittenden Corporation...............         811
  31,900    Commerce Bancorp, Inc. ..............       2,169
  51,200    Commercial Federal Corporation.......       1,243
  40,900    Community First Bankshares, Inc. ....         982
  51,400    Cullen Frost Bankers, Inc. ..........       1,385
  28,200    Downey Financial Corporation.........       1,244
  23,000    East West Bancorp, Inc. .............         538
  16,400    Financial Federal Corporation++......         402
  40,400    First Midwest Bancorp, Inc. .........       1,365
  13,600    First Republic Bank++................         312
  26,300    Firstbank Corporation................         680
  17,300    FirstFed Financial Corporation++.....         450
  11,700    GBC Bancorp..........................         365
  46,700    Hudson United Bancorp................       1,295
  22,400    MAF Bancorp Inc. ....................         642
 104,700    New York Community Bancorp, Inc. ....       2,431
  25,600    Provident Bankshares Corporation.....         530
  28,400    Riggs National Corporation...........         440
  42,300    South Financial Group, Inc. .........         670
  32,700    Southwest Bancorporation of
              Texas++............................         973
  33,200    Staten Island Bancorp, Inc. .........         818
  41,750    Sterling Bancshares, Inc. ...........         552
  39,000    Susquehanna Bancshares Inc. .........         868
  61,600    TrustCo Bank Corporation NY..........         846
  41,200    United Bankshares Inc. ..............       1,112
  57,400    Washington Federal, Inc. ............       1,438
  26,100    Whitney Holding Corporation..........       1,122
                                                   ----------
                                                       25,683
                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            COMMERCIAL SERVICES -- 4.5%
  23,700    ABM Industries Inc. .................  $      612
  27,300    Administaff, Inc.++..................         710
  20,100    ADVO Inc.++..........................         683
  29,100    Arbitron Inc.++......................         761
  55,500    Brightpoint, Inc.++..................         172
   6,300    Butler Manufacturing Company.........         137
  18,900    CDI Corporation++....................         303
  35,700    Central Parking Corporation..........         499
  20,700    Computer Task Group Inc.++...........          41
  16,500    F.Y.I. Inc.++........................         619
  32,900    Factset Research Systems Inc. .......         798
  27,700    Florida Rock Industries, Inc. .......         874
  19,600    Franklin Covey Company++.............          62
  36,100    Global Payments Inc. ................       1,061
  13,100    Hall Kinion & Associates, Inc.++.....          64
  19,200    Heidrick & Struggles International,
              Inc.++.............................         274
  15,800    IMCO Recycling Inc. .................         123
  11,700    Insurance Auto Auctions Inc.++.......         158
  22,300    Kroll Inc.++.........................         254
  40,400    Labor Ready, Inc.++..................         129
  21,400    MAXIMUS, Inc.++......................         850
  15,300    Memberworks Inc.++(a)................         315
  33,500    National Data Corporation............       1,206
  22,700    On Assignment, Inc.++................         365
  24,400    Pegasus Solutions Inc.++.............         204
  21,400    Prepaid Legal Services Inc.++(a).....         369
  14,000    Startek, Inc.++......................         245
  40,500    Tetra Tech, Inc.++...................         895
  47,100    The Profit Recovery Group
              International, Inc.++(a)...........         461
  17,000    URS Corporation++....................         391
  15,200    Volt Information Sciences Inc.++.....         182
  26,400    Watsco Inc. .........................         346
                                                   ----------
                                                       14,163
                                                   ----------
            COMPUTER SERVICES -- 0.8%
  24,000    Analysts International Corporation...          73
  11,200    CACI International, Inc.++...........         612
  22,100    Fair, Issac and Company Inc. ........       1,044
  15,400    QRS Corporation++....................         129
  27,600    Radiant Systems, Inc.++..............         282
  15,300    SCM Microsystems, Inc.++(a)..........          95
  81,300    SONICblue Inc.++.....................          89
  17,000    Zixit Corporation++(a)...............          82
                                                   ----------
                                                        2,406
                                                   ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.8%
  98,100    Adaptec, Inc.++......................         771
  37,200    Avant Corporation++..................         110
  19,400    Benchmark Electronics Inc.++.........         320
  22,700    Brady Corporation, Class A...........         676
  24,900    Hutchinson Technology, Inc.++........         443
  29,000    Information Resources, Inc.++........         184
  21,700    Mercury Computer Systems, Inc.++.....         816
  17,400    Micros Systems, Inc.++...............         309
  51,000    Pinnacle Systems, Inc.++.............         148
  17,100    Radisys Corporation++................         205
 118,600    Read-Rite Corporation++..............         350

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
  16,100    Standard Microsystems
              Corporation++......................  $      151
  31,200    Zebra Technologies Corporation, Class
              A++................................       1,170
                                                   ----------
                                                        5,653
                                                   ----------
            CONGLOMERATES -- 0.8%
  31,500    Advanced Energy Industries, Inc.++...         524
  28,200    Apogee Enterprises, Inc. ............         364
  23,600    Hughes Supply Inc.(a)................         526
  26,500    Insituform Technologies Inc., Class
              A++(a).............................         452
  22,200    Triarc Companies++...................         513
                                                   ----------
                                                        2,379
                                                   ----------
            CONSTRUCTION -- 0.4%
  40,800    The Shaw Group Inc.++(a).............       1,149
                                                   ----------
            CONSUMER SERVICES -- 1.0%
   8,400    Angelica Corporation.................          80
  12,800    Building Materials Holding
              Corporation++......................         180
  31,300    Fedders Corporation..................         122
  22,200    Kaman Corporation....................         294
  59,900    La-Z-Boy Inc. .......................         945
  12,400    New England Business Service,
              Inc. ..............................         215
  13,800    Royal Appliance Manufacturing
              Company++..........................          63
  19,800    Russ Berrie & Company Inc. ..........         526
  58,300    Spherion Corporation++...............         420
  15,200    Thomas Industries Inc. ..............         328
                                                   ----------
                                                        3,173
                                                   ----------
            DEPARTMENT AND DISCOUNT STORES -- 0.2%
  24,600    Cash America Investments Inc. .......         224
  12,700    Factory 2-U Stores Inc.++............         178
  28,600    ShopKo Stores, Inc.++................         237
                                                   ----------
                                                          639
                                                   ----------
            DIVERSIFIED ELECTRONICS -- 2.5%
  59,400    Aeroflex, Inc.++.....................         653
  12,900    Analogic Corporation.................         522
  35,700    Anixter International Inc.++.........         885
  37,900    Artesyn Technologies, Inc.++.........         206
  22,400    Audiovox Corporation++...............         205
  14,300    BEI Technologies, Inc. ..............         230
  10,700    Bel Fuse Inc. .......................         208
  27,300    BMC Industries, Inc. ................          56
  30,400    Checkpoint Systems Inc.++............         332
  27,200    Concord Camera Corporation++.........         119
  27,700    CTS Corporation......................         409
  22,100    Dionex Corporation++.................         557
  22,000    Gerber Scientific Inc. ..............         231
  31,700    Harman International Industries......       1,062
  22,400    Helix Technology Corporation.........         364
  15,400    Itron Inc.++(a)......................         355
  15,700    Keithley Instruments, Inc. ..........         225
  35,600    Methode Electronics Inc., Class A....         269
  27,400    Pioneer Standard Electronics(a)......         247
  24,200    Trimble Navigation Ltd.++(a).........         369
  10,900    Ultimate Electronics, Inc.++.........         189
  45,500    Valence Technology, Inc.++(a)........         161
      82    Vialta, Inc.++++.....................           0
                                                   ----------
                                                        7,854
                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- 3.3%
  23,500    A.O. Smith Corporation...............  $      412
  14,000    AstroPower, Inc.++(a)................         483
  18,400    Barnes Group Inc. ...................         392
  24,400    Belden Inc. .........................         459
  24,400    CLARCOR Inc. ........................         583
  17,000    Cross (A.T.) Company++...............          90
  16,400    CUNO Inc.++..........................         455
  38,200    Delta and Pine Land Company..........         649
  19,100    Elcor Corporation....................         411
  20,400    Esterline Technologies
              Corporation++......................         323
  32,470    Griffon Corporation++................         396
  14,800    Innovex Inc.++.......................          21
  17,300    Ionics Inc.++........................         383
   9,700    Lawson Products......................         237
  55,800    Lennox International Inc. ...........         519
  15,700    Lydall Inc.++........................         104
  16,400    Meade Instruments Corporation++......          62
  30,500    Roper Industries, Inc. ..............       1,097
  12,000    Simpson Manufacturing Company,
              Inc.++.............................         636
  13,000    SPS Technologies Inc.++..............         393
  12,000    Standex International Corporation....         226
  26,700    Sturm, Ruger & Company Inc. .........         277
  37,900    Tredegar Industries, Inc. ...........         644
  42,000    Vicor Corporation++(++)..............         593
  26,300    Watts Industries, Inc., Class A......         345
                                                   ----------
                                                       10,190
                                                   ----------
            EDUCATION -- 0.5%
  21,300    Corinthian Colleges, Inc.++..........         718
  23,600    ITT Educational Services, Inc.++.....         755
                                                   ----------
                                                        1,473
                                                   ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.9%
   7,300    Bangor Hydro-Electric Company........         194
  11,600    Central Vermont Public Services......         203
  16,400    CH Energy Group, Inc. ...............         666
   5,700    Green Mountain Power Corporation.....          94
  23,600    Northwestern Corporation.............         519
  14,300    UIL Holdings Corporation.............         683
  33,300    UniSource Energy Corporation.........         466
                                                   ----------
                                                        2,825
                                                   ----------
            ELECTRIC POWER -- NUCLEAR -- 0.4%
  34,500    RGS Energy Group Inc. ...............       1,335
                                                   ----------
            ELECTRICAL EQUIPMENT -- 0.3%
  40,600    APW Ltd.++(++).......................         170
  20,100    Cohu, Inc. ..........................         301
  15,690    Intermagnetics General
              Corporation++......................         364
  22,500    Magnetek, Inc.++.....................         207
                                                   ----------
                                                        1,042
                                                   ----------
            ENERGY -- MISCELLANEOUS -- 0.3%
  47,000    Avista Corporation...................         640
  32,700    Systems & Computer Technology
              Corporation++......................         294
                                                   ----------
                                                          934
                                                   ----------
            EXPLORATION AND PRODUCTION -- 3.0%
  18,500    Evergreen Resources, Inc.++..........         628
  14,000    Key Production Company, Inc.++.......         162

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- (CONTINUED)
  43,700    Louis Dreyfus Natural Gas
              Corporation++......................  $    1,700
  16,600    Nuevo Energy Company++...............         232
  21,200    Patina Oil and Gas Corporation.......         488
  17,500    Plains Resources Inc.++..............         455
  53,400    Pogo Producing Company...............       1,255
  12,700    Prima Energy Corporation++...........         281
  25,100    Southwestern Energy Company++........         297
  25,900    Stone Energy Corporation++...........         834
  35,800    Unit Corporation++...................         318
  62,600    Vintage Petroleum, Inc. .............         992
 121,900    XTO Energy, Inc. ....................       1,700
                                                   ----------
                                                        9,342
                                                   ----------
            FINANCE -- MISCELLANEOUS -- 0.6%
  23,200    American Financial Holdings, Inc. ...         570
  22,900    Anchor Bancorp Wisconsin Inc. .......         380
  17,000    Dime Community Bancshares............         430
  18,700    UCBH Holdings Inc. ..................         546
                                                   ----------
                                                        1,926
                                                   ----------
            FOOD AND DRUG STORES -- 1.5%
  49,200    Casey's General Stores, Inc. ........         585
  43,600    Fleming Companies, Inc.(a)...........       1,286
  11,600    Nash-Finch Company...................         396
  38,100    The Great Atlantic & Pacific Tea
              Company, Inc. .....................         545
  18,500    United Natural Foods, Inc.++.........         336
  53,400    Whole Foods Market, Inc.++...........       1,678
                                                   ----------
                                                        4,826
                                                   ----------
            FOOD PRODUCTS -- 2.2%
  17,500    American Italian Pasta Company++.....         757
  35,100    Corn Products International Inc. ....       1,008
  33,500    Hain Celestial Group, Inc.++.........         617
  18,700    International Multifoods
              Corporation........................         357
   8,400    J & J Snack Foods Corporation++......         158
  36,500    Performance Food Group Company++.....       1,041
  29,800    Ralcorp Holdings, Inc.++.............         580
 105,800    Smithfield Foods, Inc.++.............       2,227
                                                   ----------
                                                        6,745
                                                   ----------
            HEALTH SERVICES -- 5.7%
  25,700    Accredo Health, Inc.++...............         935
  64,000    Advanced Tissue Sciences, Inc.++.....         227
  41,400    AdvancePCS++.........................       2,973
  64,500    Coventry Health Care, Inc.++.........       1,522
   7,100    Curative Health Services, Inc.++.....          64
  15,800    IMPATH Inc.++........................         545
  30,400    Invacare Corporation.................       1,231
  47,300    Mid Atlantic Medical Services,
              Inc.++.............................         993
  48,900    Orthodontic Centers of America,
              Inc.++.............................       1,205
  24,500    PAREXEL International
              Corporation++......................         278
  23,400    Pediatrix Medical Group, Inc.++......         954
  31,000    Province Healthcare Company++........       1,139
  17,000    RehabCare Group, Inc.++..............         740
  47,100    Renal Care Group, Inc.++.............       1,449
  59,700    Universal Health Services, Inc.,
              Class B++..........................       2,913
  93,900    US Oncology, Inc.++..................         700
                                                   ----------
                                                       17,868
                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            HEAVY MACHINERY -- 2.8%
  19,400    Applied Industrial Technologies,
              Inc. ..............................  $      328
  19,200    Astec Industries Inc.++..............         250
  33,800    Baldor Electric Company(a)...........         671
  21,600    Briggs & Stratton Corporation(a).....         674
   7,700    CPI Corporation......................         111
  15,100    Flow International Corporation++.....         146
  40,600    Foster Wheeler Ltd. .................         203
  15,500    Gardner Denver Machinery Inc.++......         344
  30,600    Graco Inc. ..........................         923
  30,300    IDEX Corporation.....................         838
  41,600    JLG Industries, Inc. ................         381
  11,700    Lindsay Manufacturing Company........         208
  24,200    Manitowoc Company, Inc. .............         587
  33,300    Milacron Inc. .......................         398
  42,000    Paxar Corporation++..................         536
  20,700    Regal Beloit.........................         378
  11,600    Robbins & Myers, Inc. ...............         286
  30,100    SpeedFam-IPEC, Inc.++(a).............          33
  59,400    Timken Company.......................         814
  12,600    Toro Company.........................         530
  21,400    X-Rite, Inc. ........................         169
                                                   ----------
                                                        8,808
                                                   ----------
            HOUSEHOLD PRODUCTS -- 0.1%
   6,800    National Presto Industries, Inc. ....         183
  16,200    Natures Sunshine Products Inc. ......         186
  34,800    SLI, Inc. ...........................          90
                                                   ----------
                                                          459
                                                   ----------
            HOUSING AND FURNISHING -- 2.7%
  23,000    Applica Inc.++.......................         194
  11,700    Bassett Furniture Industries,
              Inc. ..............................         163
  47,400    Champion Enterprises Inc.++..........         329
  15,700    Coachmen Industries Inc. ............         141
  75,300    D.R. Horton, Inc. ...................       1,572
  39,300    Ethan Allen Interiors Inc. ..........       1,081
  50,600    Interface Inc., Class A..............         218
  24,000    M.D.C. Holdings, Inc. ...............         665
  28,150    Monaco Coach Corporation++...........         401
   8,000    NVR, Inc.++..........................       1,124
  11,300    Salton, Inc.++.......................          97
   8,300    Skyline Corporation..................         222
  30,100    Standard Pacific Corporation.........         587
  13,300    The Ryland Group, Inc. ..............         634
  36,400    Toll Brothers, Inc.++................       1,080
                                                   ----------
                                                        8,508
                                                   ----------
            INSURANCE -- 2.2%
  20,000    Delphi Financial Group, Inc., Class
              A..................................         676
  64,900    First American Financial
              Corporation........................       1,313
  70,400    Fremont General Corporation..........         384
  13,500    Hilb, Rogal and Hamilton Company.....         616
  18,000    Landamerica Financial Group, Inc. ...         599
  41,300    Mutual Risk Management Ltd.(a).......         314
  17,800    Philadelphia Consolidated Holding
              Corporation++......................         618
   9,900    RLI Corporation......................         406
  20,600    Ryerson Tull Inc. ...................         259
   9,300    SCPIE Holdings Inc. .................         150
  25,100    Selective Insurance Group............         586

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            INSURANCE -- (CONTINUED)
  27,400    Sierra Health Services, Inc.++.......  $      227
  36,700    Trenwick Group Ltd. .................         298
  17,500    Zenith National Insurance............         431
                                                   ----------
                                                        6,877
                                                   ----------
            INTEGRATED OIL -- 1.6%
  31,300    Cabot Oil & Gas Corporation..........         624
  50,900    Input/Output, Inc.++.................         416
  44,500    Newfield Exploration Company++.......       1,300
  23,400    Oceaneering International Inc.++.....         378
  21,700    Remington Oil & Gas Corporation++....         284
  25,000    Seitel Inc.++........................         251
  28,100    St. Mary Land & Exploration
              Company............................         448
  24,600    Swift Energy Company++...............         507
  38,700    Tom Brown, Inc.++....................         810
                                                   ----------
                                                        5,018
                                                   ----------
            INVESTMENT SERVICES -- 1.0%
  24,900    Jefferies Group, Inc. ...............         822
  47,400    Raymond James Financial, Inc. .......       1,287
  17,200    Southwest Securities Group,
              Inc.(a)............................         295
  24,400    Tucker Anthony Sutro Corporation.....         582
                                                   ----------
                                                        2,986
                                                   ----------
            LODGING AND RECREATION -- 2.1%
  15,900    Action Performance Companies,
              Inc.++(a)..........................         290
  14,700    Anchor Gaming++(a)...................         610
  23,800    Arctic Cat Inc. .....................         321
  28,500    Argosy Gaming Company++..............         747
  37,400    Aztar Corporation+...................         489
  28,800    Bally Total Fitness Holding++(a).....         585
  32,500    Fleetwood Enterprises Inc. ..........         363
  10,300    Huffy Corporation++..................          64
  18,100    JAKKS Pacific, Inc.++................         244
  18,000    K2 Inc.++............................         108
  25,800    Pinnacle Entertainment, Inc.++.......         154
  23,400    Polaris Industries Inc. .............         898
  44,800    Prime Hospitality Corporation++......         394
  11,800    Thor Industries Inc. ................         322
  20,300    Winnebago Industries.................         435
  31,500    WMS Industries, Inc.++...............         551
                                                   ----------
                                                        6,575
                                                   ----------
            MEDICAL DEVICES AND SUPPLIES -- 5.9%
  22,100    Arthrocare Corporation++(a)..........         433
  27,500    Coherent, Inc.++.....................         781
  25,000    CONMED Corporation++.................         443
  14,500    Cooper Companies, Inc. ..............         680
  18,700    Cryolife, Inc.++.....................         703
  14,700    Datascope Corporation................         570
  27,900    Diagnostic Products Corporation......       1,178
  25,200    Haemonetics Corporation++............         872
  15,500    Hologic, Inc.++......................          78
  64,600    Hooper Holmes, Inc. .................         403
  32,700    IDEXX Laboratories, Inc.++...........         764
  20,200    INAMED Corporation+..................         343
  23,600    Mentor Corporation...................         597
  34,400    Organogenesis Inc.++.................         201
  14,000    Osteotech, Inc.++....................          49
  33,400    Owens & Minor, Inc. .................         678

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            MEDICAL DEVICES AND SUPPLIES -- (CONTINUED)
  13,200    PolyMedica Corporation++(a)..........  $      202
  45,300    Priority Healthcare Corporation,
              Class B++..........................       1,087
  31,000    ResMed Inc.++(a).....................       1,575
  30,200    Respironics, Inc.++..................       1,074
  23,600    Sola International Inc.++............         358
   9,700    SpaceLabs Medical Inc.++.............         118
  16,800    SurModics, Inc.++(a).................         671
  37,500    Sybron Dental Specialties, Inc.++....         698
  41,100    Techne Corporation++.................       1,210
  29,500    Theragenics Corporation++............         273
  33,200    Varian Medical Systems, Inc.++.......       2,129
  12,800    Vital Signs Inc. ....................         392
                                                   ----------
                                                       18,560
                                                   ----------
            METALS AND MINING -- 2.1%
  14,100    A. M. Castle & Company...............         117
   8,300    Amcast Industrial Corporation........          56
  16,500    Brush Wellman Inc. ..................         227
  20,100    Century Aluminum Company.............         161
  10,200    Cleveland-Cliffs Inc. ...............         147
  12,900    Commercial Metals Company............         359
  16,400    Commonwealth Industries, Inc. .......          70
  73,500    Massey Energy Company................       1,076
  14,600    Material Sciences Corporation++......         121
  33,400    Mueller Industries, Inc.++...........         959
  13,300    Quanex Corporation...................         307
  30,500    Reliance Steel & Aluminum Company....         725
  20,700    RTI International Metals, Inc.++.....         173
  45,500    Steel Dynamics, Inc.++...............         450
  10,300    Steel Technologies Inc. .............          80
  38,400    Stillwater Mining Company++..........         773
  20,500    Texas Industries, Inc. ..............         633
  12,000    Wolverine Tube Inc.++................         121
                                                   ----------
                                                        6,555
                                                   ----------
            NATURAL GAS DISTRIBUTION -- 2.5%
  40,300    Atmos Energy Corporation.............         870
  11,000    Cascade Natural Gas Corporation......         238
  30,700    Energen Corporation..................         691
  18,700    Laclede Gas Company(a)...............         449
  17,800    New Jersey Resources Corporation.....         787
  25,000    Northwest Natural Gas Company........         585
  13,700    NUI Holding Company..................         280
  31,800    Piedmont Natural Gas Company,
              Inc. ..............................         990
  53,175    Southern Union Company++.............       1,113
  31,700    Southwest Gas Corporation............         672
  27,100    UGI Corporation......................         734
  24,500    Valmont Industries Inc. .............         343
                                                   ----------
                                                        7,752
                                                   ----------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 1.6%
  45,000    Auspex Systems, Inc.++...............         106
  22,400    Aware Inc.++.........................          88
  19,100    Black Box Corporation++(a)...........         803
  12,100    Brooktrout Inc.++....................          40
  32,000    C-COR Electronics++..................         219
  43,600    Cable Design Technologies
              Corporation++......................         517
  32,000    Captaris Inc.++......................          67

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- (CONTINUED)
  16,600    Concord Communications, Inc.++.......  $      148
  73,400    DMC Stratex Networks, Inc.++.........         379
  58,200    Harmonic Inc.++......................         471
  33,200    Intervoice Inc.++....................         345
  28,500    NYFIX, Inc.++........................         408
  26,800    Proxim, Inc.++.......................         261
  25,900    Rainbow Technologies, Inc.++.........          91
  14,200    SBS Technologies, Inc.++.............         158
  63,900    Stratos Lightwave, Inc.++............         220
  21,400    Three-Five Systems, Inc.++...........         341
  21,900    ViaSat, Inc.++.......................         391
  31,200    Visual Networks, Inc.++..............          71
                                                   ----------
                                                        5,124
                                                   ----------
            OIL REFINING AND MARKETING -- 0.2%
  14,900    CARBO Ceramics Inc. .................         413
  15,400    WD-40 Company........................         316
                                                   ----------
                                                          729
                                                   ----------
            OILFIELD SERVICES -- 0.9%
  13,800    Atwood Oceanics, Inc.++..............         359
  32,100    Cal Dive International Inc.++........         535
  17,300    Dril-Quip++..........................         268
  24,600    Lone Star Technologies, Inc.++.......         305
  21,400    Offshore Logistics, Inc.++...........         411
  19,800    SEACOR SMIT Inc.++...................         707
  31,600    Veritas DGC Inc.++...................         352
                                                   ----------
                                                        2,937
                                                   ----------
            PACKAGING AND CONTAINERS -- 0.5%
  35,600    AptarGroup, Inc. ....................       1,133
  15,300    Libbey Inc. .........................         493
                                                   ----------
                                                        1,626
                                                   ----------
            PAPER AND FOREST PRODUCTS -- 1.0%
  34,000    Buckeye Technologies Inc.++..........         337
  27,800    Caraustar Industries, Inc. ..........         257
  15,100    Chesapeake Corporation...............         390
  11,900    Deltic Lumber........................         301
  15,500    Pope & Talbot Inc. ..................         198
  14,700    Schweitzer-Mauduit International,
              Inc. ..............................         349
  33,300    United Stationers Inc.++.............         994
  19,600    Universal Forest Products............         373
                                                   ----------
                                                        3,199
                                                   ----------
            PHARMACEUTICALS -- 3.6%
  40,100    Alpharma Inc., Class A(a)............       1,155
  20,000    ArQule Inc.++........................         209
  56,900    Bio-Technology General
              Corporation++......................         426
  49,300    Cephalon, Inc.++.....................       2,459
  30,700    Cygnus, Inc.++(a)....................         171
  25,600    Enzo Biochem, Inc.++(a)..............         434
  30,100    Medicis Pharmaceutical Corporation,
              Class A++..........................       1,504
  20,700    MGI Pharma, Inc.++(a)................         277
  65,000    NBTY, Inc.++.........................         855
  22,200    Noven Pharmaceuticals, Inc.++........         402
  51,400    Pharmaceutical Product Development,
              Inc.++.............................       1,506

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            PHARMACEUTICALS -- (CONTINUED)
  43,400    Regeneron Pharmaceuticals, Inc.++....  $      965
  24,400    Syncor International Corporation++...         777
                                                   ----------
                                                       11,140
                                                   ----------
            PUBLISHING AND ADVERTISING -- 0.7%
  32,900    Bowne & Company Inc. ................         334
  12,900    Consolidated Graphics Inc.++.........         220
  21,600    Information Holdings Inc.++..........         424
  29,000    John H. Harland Company..............         635
  31,700    Penton Media, Inc. ..................         113
  27,500    The Standard Register Company........         399
  14,300    Thomas Nelson, Inc. .................         121
                                                   ----------
                                                        2,246
                                                   ----------
            RAILROADS, TRUCKING AND SHIPPING -- 2.0%
  20,100    Arkansas Best Corporation++..........         416
  24,600    Arnold Industries, Inc. .............         509
  31,400    Heartland Express, Inc.++............         722
  58,200    Kansas City Southern Industries,
              Inc.++.............................         698
  23,900    Kirby Corporation++..................         538
   8,400    Landstar System, Inc.++..............         538
  19,200    Roadway Express, Inc. ...............         463
  26,100    U.S. Freightways Corporation.........         818
  23,000    Wabash National Corporation..........         159
  46,900    Werner Enterprises, Inc. ............         784
  24,000    Yellow Corporation++.................         488
                                                   ----------
                                                        6,133
                                                   ----------
            RESTAURANTS -- 3.2%
  36,800    Applebees International Inc. ........       1,086
  27,500    CEC Entertainment Inc.++.............         938
  19,900    IHOP Corporation++...................         521
  38,600    Jack in the Box Inc.++...............       1,081
  21,600    Landry's Seafood Restaurants Inc. ...         320
  23,700    Lone Star Steakhouse & Saloon........         256
  22,300    Luby's Inc.++........................         159
  29,100    Marcus Corporation...................         349
  18,400    O'Charley's Inc.++...................         316
  11,900    P.F. Changs China Bistro Inc.++(a)...         427
  14,000    Panera Bread Company, Class A++......         490
  21,400    RARE Hospitality International,
              Inc.++.............................         333
  63,900    Ruby Tuesday, Inc. ..................       1,003
  30,400    Ryan's Family Steak Houses Inc.++....         520
  26,300    Sonic Corporation++..................         797
  47,000    The Cheesecake Factory++.............       1,126
  28,600    The Steak n Shake Company++..........         283
                                                   ----------
                                                       10,005
                                                   ----------
            SEMICONDUCTORS -- 4.8%
  23,600    Actel Corporation++..................         419
  42,500    Alliance Semiconductor
              Corporation++......................         305
  43,300    Alpha Industries, Inc.++(++).........         839
  30,200    ATMI, Inc.++.........................         467
  96,600    Axcelis Technologies, Inc.++.........         912
  22,100    AXT, Inc.++..........................         234
  17,400    Brooks Automation, Inc.++............         463

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            SEMICONDUCTORS -- (CONTINUED)
  25,900    C&D Technologies, Inc. ..............  $      477
  43,400    Cognex Corporation++.................         852
  30,400    Cymer, Inc.++........................         509
  17,900    Dupont Photomasks, Inc.++............         497
  22,300    Elantec Semiconductor, Inc.++........         512
  26,800    Electro Scientific Industries,
              Inc.++.............................         588
  20,800    Electroglas, Inc.++..................         259
  42,500    ESS Technolgy, Inc.++................         434
  38,600    Exar Corporation++...................         668
  37,600    General Semiconductor, Inc.++........         361
  64,600    Kopin Corporation++..................         674
  48,700    Kulicke & Soffa Industries Inc.++....         531
  27,700    Microsemi Corporation++..............         722
  19,300    Park Electrochemical Corporation.....         420
  25,000    Pericom Semiconductor
              Corporation++......................         348
  12,700    Photon Dynamics, Inc.++(a)...........         294
  29,700    Photronics, Inc.++...................         548
  27,500    Power Integrations, Inc.++...........         501
  12,300    Supertex, Inc.++.....................         187
  33,600    Technitrol, Inc. ....................         749
  22,700    Therma-Wave Inc.++...................         233
  22,000    Ultratech Stepper, Inc.++............         263
  32,000    Varian Semiconductor Equipment
              Associates, Inc.++.................         827
     216    Zilog Inc.++.........................           1
                                                   ----------
                                                       15,094
                                                   ----------
            SOFTWARE -- 3.3%
  41,300    American Management Systems++(++)....         496
  30,400    Aspen Technology, Inc.++.............         304
  25,700    Avid Technology, Inc.++..............         187
  21,100    BARRA, Inc.++........................         887
  16,600    Bell Microproducts Inc.++............         128
  21,800    Carreker Corporation++...............         165
  34,700    Cerner Corporation++.................       1,717
  56,600    Ciber Inc.++.........................         357
  39,500    Dendrite International, Inc.++.......         314
  23,800    ePresence, Inc.++....................          74
  35,200    FileNET Corporation++................         354
  34,500    HNC Software Inc.++(a)...............         645
  32,000    Hyperion Solutions Corporation++.....         428
  12,400    Kronos Inc.++........................         509
  14,500    MapInfo Corporation++................         106
  37,500    Midway Games Inc.++(a)...............         454
  22,000    MRO Software, Inc.++.................         224
  19,100    PC-Tel, Inc.++.......................         143
  25,000    Phoenix Technologies Ltd.++..........         251
  35,200    Progress Software Corporation++......         492
  16,100    Roxio, Inc.++........................         245
  13,700    SPSS, Inc.++.........................         236
  33,900    Take-Two Interactive Software,
              Inc.++(a)..........................         240
  21,300    THQ Inc.++...........................         919
  34,500    Verity, Inc.++.......................         348
                                                   ----------
                                                       10,223
                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            SPECIALTY STORES -- 5.5%
  51,400    99 Cents Only Stores++...............  $    1,662
  28,800    AnnTaylor Stores Corporation++.......         631
  44,200    Burlington Coat Factory Warehouse
              Corporation........................         623
  24,700    Cato Corporation.....................         370
  26,400    Chico's FAS, Inc.++(a)...............         622
  21,200    Cost Plus, Inc.++....................         389
  12,800    Department 56, Inc.++................          81
  16,600    Discount Auto Parts Inc.++...........         229
  18,300    Dress Barn, Inc.++...................         408
  13,600    Enesco Group, Inc. ..................          56
  19,700    Footstar, Inc.++.....................         682
  29,900    Fossil, Inc.++.......................         470
  32,100    Goody's Family Clothing Inc.++.......          98
  25,700    Gymboree Corporation++...............         167
  20,000    Hot Topic, Inc.++(a).................         502
  41,100    Insight Enterprises, Inc.++..........         581
  18,300    Jo-Ann Stores Inc.++.................          99
  40,400    Linens 'N Things, Inc.++.............         751
  19,200    Mayor's Jewelers Inc.++..............          37
  31,600    Michaels Stores, Inc.++..............       1,155
  51,500    O'Reilly Automotive Inc.++...........       1,475
  32,100    Pacific Sunwear of California,
              Inc.++.............................         441
  53,300    PEP Boys -- Manny, Moe & Jack........         589
  96,000    Pier 1 Imports, Inc..................         797
  41,100    Regis Corporation....................         861
  17,600    School Specialty, Inc.++.............         538
  25,750    SCP Pool Corporation++...............         550
  41,000    Stein Mart Inc.++....................         336
  40,700    The Men's Wearhouse, Inc.++..........         736
  21,600    Wet Seal, Inc., Class A++............         398
  34,200    Zale Corporation++(++)...............         906
                                                   ----------
                                                       17,240
                                                   ----------
            TELECOMMUNICATIONS SERVICES -- 0.8%
  28,100    Allen Telecom Inc.++.................         244
  51,500    Aspect Communications
              Corporation++......................          92
  17,000    Boston Communications Group,
              Inc.++.............................         190
  12,800    Catapult Communications
              Corporation++......................         176
  12,700    Davox Corporation++..................         101
  15,200    Digi International Inc.++............          79
  52,700    General Communication, Inc., Class
              A++................................         639
  24,400    Inter-Tel Inc. ......................         280
  35,600    International FiberCom, Inc.++.......          43
  23,900    Metro One Telecommunications,
              Inc.++(a)..........................         554
  21,800    Network Equipment Technologies
              Inc.++.............................          65
  23,700    SymmetriCom Inc.++...................         129
                                                   ----------
                                                        2,592
                                                   ----------
            TOBACCO -- 0.1%
  44,400    DiMon Inc. ..........................         255
                                                   ----------
            UTILITIES -- MISCELLANEOUS -- 0.6%
  10,200    American States Water Company........         377
  53,800    Philadelphia Suburban Corporation....       1,413
                                                   ----------
                                                        1,790
                                                   ----------
            TOTAL COMMON STOCKS
              (Cost $334,716)....................     311,495
                                                   ----------

SHARES                                              VALUE
 (000)                                              (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 9.1%
            (Cost $28,461)
 28,461   Nations Cash Reserves#................   $ 28,461
                                                   --------
          TOTAL INVESTMENTS
            (Cost $363,177*).............  108.7%   339,956
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................  (8.7)%
          Cash..................................   $    648
          Receivable for Fund shares sold.......        677
          Dividends receivable..................        209
          Interest receivable...................         21
          Receivable for variation margin.......         25
          Collateral on securities loaned.......    (19,328)
          Payable for Fund shares redeemed......       (555)
          Investment advisory fee payable.......        (10)
          Administration fee payable............        (62)
          Shareholder servicing and distribution
            fees payable........................         (2)
          Payable for investment securities
            purchased...........................     (8,667)
          Accrued Trustees' fees and expenses...        (56)
          Accrued expenses and other
            liabilities.........................        (88)
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................    (27,188)
                                                   --------
          NET ASSETS.....................  100.0%  $312,768
                                                   ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $     76
          Accumulated net realized loss on
            investments sold and futures
            contracts...........................     (4,442)
          Net unrealized depreciation of
            investments and futures contracts...    (23,255)
          Paid-in capital.......................    340,389
                                                   --------
          NET ASSETS............................   $312,768
                                                   ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)


                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($306,327,390 / 25,186,312 shares
            outstanding)........................     $12.16
                                                     ======
          INVESTOR A SHARES:
          Net asset value, offering and
            redemption price per share
            ($6,440,769 / 530,525 shares
            outstanding)........................     $12.14
                                                     ======

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $23,221 on investment securities was comprised of gross appreciation of $37,435 and gross depreciation of $60,656 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $363,177.

 ++ Non-income producing security.

(++) All or a portion of security segregated as collateral for futures contracts.

++ Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 9). The portion that represents cash collateral is $19,328.

(a) All or a portion of security was on loan on September 30, 2001. The aggregate cost and market value of securities on loan at September 30, 2001 is $22,915 and $18,739, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)

For the six months ended September 30, 2001

                                                           LARGECAP           MANAGED            MIDCAP            SMALLCAP
                                                            INDEX              INDEX             INDEX              INDEX
                                                        -----------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $94,
  $15, $0 and $0, respectively).....................    $       13,783     $        2,494    $        1,985     $        1,137
Dividend income from affiliated funds...............               576                 71               181                130
Interest............................................                --                 --                11                 15
Securities lending..................................               111                 10                85                101
                                                        --------------     --------------    --------------     --------------
    Total investment income.........................            14,470              2,575             2,262              1,383
                                                        --------------     --------------    --------------     --------------
EXPENSES:
Investment advisory fee.............................             4,212                750               800                633
Administration fee..................................             2,422                431               460                364
Transfer agent fees.................................               340                 63                57                 41
Custodian fees......................................                89                 22                15                 53
Legal and audit fees................................                48                 41                41                 40
Registration and filing fees........................                17                 13                48                 21
Trustees' fees and expenses.........................                16                 16                16                 16
Amortization of organization costs..................                --                 --                --                 --*
Interest expense....................................                 1                  3                --                 --*
Printing expense....................................                33                 24                23                 23
Other...............................................                16                  4                 3                  4
                                                        --------------     --------------    --------------     --------------
    Subtotal........................................             7,194              1,367             1,463              1,195
Shareholder servicing and distribution fees:
  Primary B Shares..................................                --                 --*               --                 --
  Investor A Shares.................................                40                 40                 1                  9
                                                        --------------     --------------    --------------     --------------
    Total expenses..................................             7,234              1,407             1,464              1,204
Fees waived by investment advisor and/or
  distributor.......................................            (3,507)              (426)             (763)              (561)
Fees reduced by credits allowed by the custodian....                --*                --*               --*                (1)
                                                        --------------     --------------    --------------     --------------
    Net expenses....................................             3,727                981               701                642
                                                        --------------     --------------    --------------     --------------
NET INVESTMENT INCOME/(LOSS)........................            10,743              1,594             1,561                741
                                                        --------------     --------------    --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.............................           (34,985)            17,264             2,231               (708)
  Written options...................................                --              5,398                --                 --
  Futures contracts.................................            (1,503)            (4,968)           (1,880)            (1,024)
                                                        --------------     --------------    --------------     --------------
Net realized gain/(loss) on investments.............           (36,488)            17,694               351             (1,732)
                                                        --------------     --------------    --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities........................................          (175,539)           (49,788)          (33,203)           (24,055)
  Written options...................................                --                182                --                 --
  Futures contracts.................................             2,192                384               116                (63)
                                                        --------------     --------------    --------------     --------------
Net change in unrealized appreciation/(depreciation)
  of investment.....................................          (173,347)           (49,222)          (33,087)           (24,118)
                                                        --------------     --------------    --------------     --------------
Net realized and unrealized gain/(loss) on
  investments.......................................          (209,835)           (31,528)          (32,736)           (25,850)
                                                        --------------     --------------    --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $     (199,092)    $      (29,934)   $      (31,175)    $      (25,109)
                                                        ==============     ==============    ==============     ==============

---------------

*  Amount represents less than $500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

                      (This page intentionally left blank)

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                           LARGECAP INDEX
                                                                ------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   9/30/01               YEAR ENDED
                                                                 (UNAUDITED)              3/31/01
                                                                ------------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $       10,743         $       22,471
Net realized gain/(loss) on investments.....................           (36,488)               (59,688)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          (173,347)              (548,772)
                                                                --------------         --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          (199,092)              (585,989)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................           (10,111)               (22,206)
  Primary B Shares..........................................                --                     --
  Investor A Shares.........................................              (124)                  (202)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................                --                    (68)
  Primary B Shares..........................................                --                     --
  Investor A Shares.........................................                --                     (1)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................           (21,460)              (197,856)
                                                                --------------         --------------
Net increase/(decrease) in net assets.......................          (230,787)              (806,322)
                                                                --------------         --------------
NET ASSETS:
Beginning of period.........................................         2,049,107              2,855,429
                                                                --------------         --------------
End of period...............................................    $    1,818,320         $    2,049,107
                                                                ==============         ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........    $          637         $          129
                                                                ==============         ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

               MANAGED INDEX                         MIDCAP INDEX                         SMALLCAP INDEX
                                          -----------------------------------   -----------------------------------
--------------------------------------
                                             SIX MONTHS                            SIX MONTHS
    SIX MONTHS ENDED                           ENDED                                 ENDED
        9/30/01           YEAR ENDED          9/30/01           YEAR ENDED          9/30/01           YEAR ENDED
      (UNAUDITED)          3/31/01          (UNAUDITED)          3/31/01          (UNAUDITED)          3/31/01
-------------------------------------------------------------------------------------------------------------------
    $          1,594   $          3,287   $          1,561   $          3,214   $            741   $          1,234
              17,694             59,363                351             45,275             (1,732)            23,443
             (49,222)          (173,582)           (33,087)            (9,293)           (24,118)           (31,496)
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
             (29,934)          (110,932)           (31,175)            39,196            (25,109)            (6,819)
              (1,550)            (2,955)            (1,560)            (3,184)            (1,007)              (889)
                  --*                --*                --                 --                 --                 --
                (104)              (167)                (1)                (1)               (15)               (12)
             (24,180)           (66,923)           (22,708)           (32,829)            (6,720)                --
                  --*                (1)                --                 --                 --                 --
              (2,290)            (6,128)               (19)                (1)              (174)                --
              (7,452)           (79,448)           105,646            339,537             82,811             66,499
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
             (65,510)          (266,554)            50,183            342,718             49,786             58,779
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
             378,202            644,756            342,718                 --            262,982            204,203
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
             312,692   $        378,202            392,901   $        342,718            312,768   $        262,982
    ================   ================   ================   ================   ================   ================
    $            105   $            165   $             28   $             28   $             76   $            357
    ================   ================   ================   ================   ================   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                                LARGECAP INDEX
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001               YEAR ENDED
                                                                   (UNAUDITED)                MARCH 31, 2001
                                                              ---------------------      ------------------------
                                                              SHARES       DOLLARS       SHARES         DOLLARS
                                                              ---------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,366      $ 101,082       26,263      $   724,134
  Issued in exchange for assets of Boatmen's Trust Company
    Equity Index Fund (Note 11).............................      --             --        3,147           86,357
  Issued as reinvestment of dividends.......................     382          8,122          595           14,995
  Redeemed..................................................  (6,028)      (137,816)     (37,361)      (1,029,638)
                                                              ------      ---------      -------      -----------
  Net increase/(decrease)...................................  (1,280)     $ (28,612)      (7,356)     $  (204,152)
                                                              ======      =========      =======      ===========
INVESTOR A SHARES:
  Sold......................................................     632      $  14,204          630      $    16,616
  Issued as reinvestment of dividends.......................       5            102            7              171
  Redeemed..................................................    (316)        (7,154)        (410)         (10,491)
                                                              ------      ---------      -------      -----------
  Net increase/(decrease)...................................     321      $   7,152          227      $     6,296
                                                              ======      =========      =======      ===========
  Total net increase/(decrease).............................    (959)     $ (21,460)      (7,129)     $  (197,856)
                                                              ======      =========      =======      ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                               MANAGED INDEX
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2001
                                                              --------------------      ---------------------
                                                              SHARES      DOLLARS       SHARES       DOLLARS
                                                              -----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     538      $  7,914         726      $  13,552
  Issued in exchange for Primary A Shares of Nations Managed
    Value Index Fund (Note 11)..............................      --            --          85          1,648
  Issued as reinvestment of dividends.......................     982        15,508       2,159         39,299
  Redeemed..................................................  (2,038)      (29,389)     (6,688)      (130,821)
                                                              ------      --------      ------      ---------
  Net increase/(decrease)...................................    (518)     $ (5,967)     (3,718)     $ (76,322)
                                                              ======      ========      ======      =========
PRIMARY B SHARES:
  Sold......................................................      --*     $      1          --*     $       1
  Issued as reinvestment of dividends.......................      --*            1          --*             1
  Redeemed..................................................      --            --          --*            --*
                                                              ------      --------      ------      ---------
  Net increase/(decrease)...................................      --      $      2          --*     $       2
                                                              ======      ========      ======      =========
INVESTOR A SHARES:
  Sold......................................................     153      $  2,238         425      $   8,026
  Issued in exchange for Investor A Shares of Nations
    Managed Value Index Fund (Note 11)......................      --            --          74          1,431
  Issued as reinvestment of dividends.......................     130         2,058         302          5,489
  Redeemed..................................................    (409)       (5,783)       (959)       (18,074)
                                                              ------      --------      ------      ---------
  Net increase/(decrease)...................................    (126)     $ (1,487)       (158)     $  (3,128)
                                                              ======      ========      ======      =========
  Total net increase/(decrease).............................    (644)     $ (7,452)     (3,876)     $ (79,448)
                                                              ======      ========      ======      =========

---------------
* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                MIDCAP INDEX
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001             YEAR ENDED
                                                                  (UNAUDITED)               MARCH 31, 2001
                                                              --------------------      ----------------------
                                                              SHARES      DOLLARS       SHARES        DOLLARS
                                                              ------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  11,380      $ 98,502       63,692      $ 568,046
  Issued as reinvestment of dividends.......................   2,487        23,234        3,767         34,720
  Redeemed..................................................  (1,968)      (16,471)     (26,650)      (263,466)
                                                              ------      --------      -------      ---------
  Net increase/(decrease)...................................  11,899      $105,265       40,809      $ 339,300
                                                              ======      ========      =======      =========
INVESTOR A SHARES:
  Sold......................................................      49      $    424           66      $     606
  Issued as reinvestment of dividends.......................       2            20           --*             1
  Redeemed..................................................      (8)          (63)         (40)          (370)
                                                              ------      --------      -------      ---------
  Net increase/(decrease)...................................      43      $    381           26      $     237
                                                              ======      ========      =======      =========
  Total net increase/(decrease).............................  11,942      $105,646       40,834      $ 339,537
                                                              ======      ========      =======      =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                            SMALLCAP INDEX
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   8,459    $118,992       9,786    $134,803
  Issued in exchange for Primary A Shares of Nations Managed
    SmallCap Value Index Fund (Note 11).....................      --          --         116       1,469
  Issued as reinvestment of dividends.......................     225       3,283          26         361
  Redeemed..................................................  (2,870)    (40,073)     (5,085)    (69,176)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   5,814    $ 82,202       4,843    $ 67,457
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     148    $  2,088         218    $  3,104
  Issued in exchange for Investor A Shares of Nations
    Managed SmallCap Value Index Fund (Note 11).............      --          --          94       1,191
  Issued as reinvestment of dividends.......................      11         157           1          10
  Redeemed..................................................    (122)     (1,636)       (383)     (5,263)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      37    $    609         (70)   $   (958)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   5,851    $ 82,811       4,773    $ 66,499
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.


                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
LARGECAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited).......................     $22.35         $0.12           $(2.31)          $(2.19)         $(0.11)       $   --
Year ended 3/31/2001#...............      28.90          0.24            (6.55)           (6.31)          (0.24)        (0.00)##
Year ended 3/31/2000#...............      25.06          0.26             4.09             4.35           (0.25)        (0.26)
Year ended 3/31/1999................      22.41          0.26             3.63             3.89           (0.25)        (0.99)
Year ended 3/31/1998#...............      15.89          0.27             7.11             7.38           (0.27)        (0.59)
Year ended 3/31/1997................      13.58          0.26             2.36             2.62           (0.26)        (0.05)
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited).......................     $22.24         $0.09           $(2.30)          $(2.21)         $(0.09)       $   --
Year ended 3/31/2001#...............      28.76          0.17            (6.52)           (6.35)          (0.17)        (0.00)##
Year ended 3/31/2000#...............      24.94          0.19             4.08             4.27           (0.19)        (0.26)
Year ended 3/31/1999................      22.31          0.19             3.63             3.82           (0.20)        (0.99)
Year ended 3/31/1998#...............      15.87          0.21             7.05             7.26           (0.23)        (0.59)
Year ended 3/31/1997................      13.58          0.25             2.32             2.57           (0.23)        (0.05)

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS


                                                                                 RATIO OF
                                                                                 OPERATING
                                                                                 EXPENSES
                                                             RATIO OF            INCLUDING       RATIO OF
        TOTAL                                  NET ASSETS    OPERATING           INTEREST     NET INVESTMENT
      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO         EXPENSE TO    INCOME/(LOSS)    PORTFOLIO
         AND            VALUE        TOTAL       PERIOD     AVERAGE NET           AVERAGE       TO AVERAGE     TURNOVER
    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS            NET ASSETS      NET ASSETS       RATE
------------------------------------------------------------------------------------------------------------------------
       $(0.11)         $20.05         (9.81)%  $1,787,327      0.35%+(a)(b)          --            1.02%+          2%
        (0.24)          22.35        (21.94)    2,021,690      0.35(a)(b)            --            0.88            8
        (0.51)          28.90         17.58     2,826,486      0.35(a)(b)            --            0.96            7
        (1.24)          25.06         18.26       933,313      0.35(a)               --            1.17            4
        (0.86)          22.41         47.38       656,523      0.35(a)             0.36%           1.39           26
        (0.31)          15.89         19.41       567,039      0.35(a)               --            1.91            5
       $(0.09)         $19.94         (9.94)%  $   30,993      0.60%+(a)(b)          --            0.77%+          2%
        (0.17)          22.24        (22.18)       27,417      0.60(a)(b)            --            0.63            8
        (0.45)          28.76         17.32        28,943      0.60(a)(b)            --            0.71            7
        (1.19)          24.94         18.00        13,827      0.60(a)               --            0.92            4
        (0.82)          22.31         46.58         4,595      0.60(a)             0.61%           1.14           26
        (0.28)          15.87         19.06         2,574      0.60(a)               --            1.66            5

     WITHOUT WAIVERS
     AND/OR EXPENSE
     REIMBURSEMENTS
     ---------------
        RATIO OF
        OPERATING
       EXPENSES TO
         AVERAGE
       NET ASSETS
---  ---------------
          0.68%+(a)
          0.68(a)
          0.71(a)
          0.71(a)
          0.66(a)
          0.70(a)
          0.93%+(a)
          0.93(a)
          0.96(a)
          0.96(a)
          0.91(a)
          0.95(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
MANAGED INDEX
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited).......................     $14.90         $0.06           $(1.20)          $(1.14)         $(0.07)       $(1.05)
Year ended 3/31/2001#...............      22.04          0.13            (4.46)           (4.33)          (0.12)        (2.69)
Year ended 3/31/2000#...............      19.39          0.16             2.78             2.94           (0.16)        (0.13)
Year ended 3/31/1999#...............      17.14          0.18             2.40             2.58           (0.18)        (0.15)
Year ended 3/31/1998................      11.89          0.15             5.42             5.57           (0.17)        (0.15)
Period ended 3/31/1997*.............      10.00          0.15             1.87             2.02           (0.13)           --
PRIMARY B SHARES
Six months ended 9/30/2001#
  (unaudited).......................     $14.99         $0.03           $(1.22)          $(1.19)         $(0.03)       $(1.05)
Year ended 3/31/2001#...............      22.16          0.04            (4.49)           (4.45)          (0.03)        (2.69)
Year ended 3/31/2000#...............      19.38          0.06             2.78             2.84           (0.06)           --
Year ended 3/31/1999#...............      17.11          0.09             2.41             2.50           (0.08)        (0.15)
Period ended 3/31/1998**............      14.52          0.14             2.73             2.87           (0.13)        (0.15)
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited).......................     $14.89         $0.05           $(1.21)          $(1.16)         $(0.05)       $(1.05)
Year ended 3/31/2001#...............      22.04          0.08            (4.47)           (4.39)          (0.07)        (2.69)
Year ended 3/31/2000#...............      19.39          0.11             2.78             2.89           (0.11)        (0.13)
Year ended 3/31/1999#...............      17.14          0.14             2.39             2.53           (0.13)        (0.15)
Year ended 3/31/1998................      11.89          0.14             5.40             5.54           (0.14)        (0.15)
Period ended 3/31/1997*.............      10.00          0.12             1.89             2.01           (0.12)           --

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Managed Index Primary A and Investor A Shares commenced operations on July 31, 1996.

 ** Managed Index Primary B Shares commenced operations on September 4, 1997.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------


   $(1.12)         $12.64         (9.12)%   $286,792       0.50%+(a)(b)    0.87%+         142%          0.73%+(a)
    (2.81)          14.90        (21.49)     345,795       0.50(a)(b)      0.67            97           0.70(a)
    (0.29)          22.04         15.33      593,317       0.50(a)(b)      0.80            64           0.72(a)
    (0.33)          19.39         15.25      665,631       0.50(a)         1.03            35           0.73(a)
    (0.32)          17.14         47.54      374,504       0.50(a)(b)      1.26            30           0.80(a)
    (0.13)          11.89         20.22       42,226       0.50+(a)        1.92+           17           1.05+(a)


   $(1.08)         $12.72         (9.36)%   $      6       1.00%+(a)(b)    0.37%+         142%          1.33%+(a)
    (2.72)          14.99        (21.90)           5       1.00(a)(b)      0.17            97           1.30(a)
    (0.06)          22.16         14.70            6       1.00(a)(b)      0.30            64           1.32(a)
    (0.23)          19.38         14.78            4       1.00(a)         0.53            35           1.33(a)
    (0.28)          17.11         18.24            3       1.00+(a)(b)     0.76+           30           1.30+(a)


   $(1.10)         $12.63         (9.24)%   $ 25,894       0.75%+(a)(b)    0.62%+         142%          0.98%+(a)
    (2.76)          14.89        (21.75)      32,402       0.75(a)(b)      0.42            97           0.95(a)
    (0.24)          22.04         15.04       51,433       0.75(a)(b)      0.55            64           0.97(a)
    (0.28)          19.39         14.97       51,439       0.75(a)         0.78            35           0.98(a)
    (0.29)          17.14         47.21       25,447       0.75(a)(b)      1.01            30           1.05(a)
    (0.12)          11.89         20.12        3,038       0.75+(a)        1.67+           17           1.30+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
MIDCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)....................   $ 8.39          $0.03            $(0.40)           $(0.37)          $(0.03)        $(0.55)
Period ended 3/31/2001*..........    10.00           0.08             (0.72)            (0.64)           (0.08)         (0.89)
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited)....................   $ 8.41          $0.02            $(0.40)           $(0.38)          $(0.02)        $(0.55)
Period ended 3/31/2001*..........     9.55           0.05             (0.24)            (0.19)           (0.06)         (0.89)

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * MidCap Index Primary A and Investor A Shares were first offered on March 31, 2000 and May 31, 2000, respectively.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

                                                                                                              WITHOUT WAIVERS
                                                                  RATIO OF NET                                AND/OR EXPENSE
                                                                   OPERATING                                  REIMBURSEMENTS
                                                                    EXPENSES                                  ---------------
                                                     RATIO OF      INCLUDING      RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS    OPERATING      INTEREST       INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES       EXPENSE      INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE     TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS     NET ASSETS      NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
   $(0.58)        $7.44      (5.79)%    $392,388       0.35%+(a)        --            0.78%+          6%           0.73%+(a)
    (0.97)         8.39      (7.27)      342,503       0.35(a)        0.36%(a)        0.82           69            0.75(a)
   $(0.57)        $7.46      (5.87)%    $    513       0.60%+(a)        --            0.53%+          6%           0.98%+(a)
    (0.95)         8.41      (2.84)          215       0.60+(a)       0.60%+(a)       0.57+          69            1.00+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS (CONTINUED)

For a share outstanding throughout each period.


                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
SMALLCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited).......................     $13.24         $0.03           $(0.74)          $(0.71)         $(0.04)       $(0.33)
Year ended 3/31/2001#...............      13.53          0.08            (0.31)           (0.23)          (0.06)           --
Year ended 3/31/2000#...............      11.04          0.04             2.49             2.53           (0.04)           --
Year ended 3/31/1999#...............      14.10          0.06            (2.92)           (2.86)          (0.06)        (0.14)
Year ended 3/31/1998................       9.83          0.06             4.58             4.64           (0.06)        (0.31)
Period ended 3/31/1997*.............      10.00          0.03            (0.17)           (0.14)          (0.03)           --
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited).......................     $13.22         $0.02           $(0.74)          $(0.72)         $(0.03)       $(0.33)
Year ended 3/31/2001#...............      13.52          0.04            (0.32)           (0.28)          (0.02)           --
Year ended 3/31/2000#...............      11.03          0.01             2.49             2.50           (0.01)           --
Year ended 3/31/1999#...............      14.08          0.03            (2.91)           (2.88)          (0.03)        (0.14)
Year ended 3/31/1998................       9.82          0.03             4.57             4.60           (0.03)        (0.31)
Period ended 3/31/1997*.............      10.00          0.03            (0.18)           (0.15)          (0.03)           --

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Managed SmallCap Index Primary A and Investor A Shares commenced operations on October 15, 1996.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS


                                                                            RATIO OF NET
                                                                             OPERATING
                                                                              EXPENSES
                                                         RATIO OF            INCLUDING        RATIO OF
    TOTAL                                  NET ASSETS    OPERATING            INTEREST     NET INVESTMENT
  DIVIDENDS       NET ASSET                  END OF     EXPENSE TO           EXPENSE TO    INCOME/(LOSS)    PORTFOLIO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET         AVERAGE NET      TO AVERAGE     TURNOVER
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS               ASSETS        NET ASSETS       RATE
---------------------------------------------------------------------------------------------------------------------
   $(0.37)         $12.16         (5.79)%   $306,327       0.40%+(a)(b)           --            0.47%+          9%
    (0.06)          13.24         (1.74)     256,465       0.41(a)(b)             --            0.56           65
    (0.04)          13.53         22.97      196,593       0.50(a)              0.51%(a)        0.35           53
    (0.20)          11.04        (20.50)     189,379       0.50(a)(b)             --            0.52           65
    (0.37)          14.10         47.71      102,437       0.50(a)(b)             --            0.52           62
    (0.03)           9.83         (1.37)      40,851       0.50+                  --            1.05+          18
   $(0.36)         $12.14         (5.92)%   $  6,441       0.65%+(a)(b)           --            0.22%+          9%
    (0.02)          13.22         (2.06)       6,517       0.66(a)(b)             --            0.31           65
    (0.01)          13.52         22.67        7,610       0.75(a)              0.76%(a)        0.10           53
    (0.17)          11.03        (20.67)       9,782       0.75(a)(b)             --            0.27           65
    (0.34)          14.08         47.35       13,768       0.75(a)(b)             --            0.27           62
    (0.03)           9.82         (1.52)         334       0.75+                  --            0.80+          18

    WITHOUT WAIVERS
    AND/OR EXPENSE
    REIMBURSEMENTS
   ---------------
      RATIO OF
      OPERATING
     EXPENSES TO
     AVERAGE NET
       ASSETS
  ---------------
        0.76%+(a)
        0.79(a)
        0.77(a)
        0.82(a)
        1.02(a)
        1.21+
        1.01%+(a)
        1.04(a)
        1.02(a)
        1.07(a)
        1.27(a)
        1.46+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund Trust (the "Trust") and Nations Funds Trust ("Funds Trust") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2001, the Trust offered thirty-three separate portfolios and Funds Trust offered fifteen separate portfolios. These financial statements pertain only to the four index portfolios of the Trust and Funds Trust: LargeCap Index Fund, Managed Index Fund, MidCap Index Fund and SmallCap Index Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust and Funds Trust are presented under separate cover. The Funds currently offer two classes of shares: Primary A Shares and Investor A Shares. Managed Index Fund also offers Primary B Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Futures contracts: All Funds may invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase put options on stock index futures contracts, stock indices or equity securities for the purpose of hedging the relevant portion of their portfolio securities against an anticipated market-wide decline or against declines in the values of individual portfolio securities, and may purchase call options on such futures contracts as a hedge against a market advance when they are not fully invested. A Fund may write options on such futures contracts primarily for the purpose of terminating existing positions. The Funds may also engage these techniques for non-hedging purposes such as seeking yield enhancement.

The Funds may write covered call options and covered put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each month by the Managed Index Fund; all other Funds declare and pay distributions each calendar quarter. Each Fund will distribute net realized capital gains (including net short-term capital gains, if any) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of the Trust and Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Managed Index and SmallCap Index Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under federal and state securities regulations. All such costs are being amortized on a straight line basis over a period of five years from commencement of operations.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust and Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.40% of each Fund's average daily net assets.

Each of the Trust and Funds Trust has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.10% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of the Trust and Funds Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.23% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

administrator of the Trust and Funds Trust pursuant to agreements with BA Advisors. For the six months ended September 30, 2001, Stephens and BA Advisors earned 0.08% and 0.10%, respectively, of the Funds' average daily net assets for their co-administration services.

BA Advisors and/or the sub-adviser and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 2001 and until July 31, 2002, BA Advisors and/or the sub-adviser and Stephens have agreed to reimburse expenses and/or waive their fees to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                                ANNUAL
FUND                                             RATE
------------------------------------------------------
LargeCap Index Fund and MidCap Index Fund.....  0.35%
SmallCap Index Fund...........................  0.40%
Managed Index Fund............................  0.50%

BNY serves as the custodian of the Trust's and Funds Trust's assets. For the six months ended September 30, 2001, expenses of the Funds were reduced by $1,563 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A and Primary B Shares of the Funds. For the six months ended September 30, 2001, Bank of America earned approximately $12,647 for providing such services.

Stephens also serves as distributor of the Funds' shares.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from the Trust and Funds Trust for serving as Trustee or Officer of the Trust and Funds Trust.

The Trust's and Funds Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

Certain Funds have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds".

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust has adopted a shareholder administration plan for Primary B Shares of the Managed Index Fund. Each of the Trust and Funds Trust has adopted a combined shareholder servicing and distribution plan for the Investor A Shares of each Fund. The shareholder administration plan permits the Managed Index Fund to compensate institutions for shareholder administration services provided to customers that own Primary B Shares. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

At September 30, 2001, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                      CURRENT
                                        RATE
                                     (AFTER FEE    PLAN
                                      WAIVERS)     LIMIT
                                     -------------------
Primary B Shareholder
  Administration Plan:
  Managed Index Fund...............     0.50%      0.60%
Investor A Combined Shareholder
  Servicing and Distribution
  Plan.............................     0.25%      0.25%

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2001 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
LargeCap Index..................  $ 32,474     $ 65,971
Managed Index...................   519,681      552,877
MidCap Index....................   101,512       22,875
SmallCap Index..................   100,832       26,772

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2001 were as follows:

                                    PURCHASES    SALES
                                      (000)      (000)
                                    -------------------
LargeCap Index....................   $    0      $  888
Managed Index.....................    4,913       4,308

5.  FUTURES CONTRACTS

At September 30, 2001, the following Funds had futures contracts open:

                                                                                                               UNREALIZED
                                                                          VALUE OF CONTRACT   MARKET VALUE   APPRECIATION/
                                                              NUMBER OF      WHEN OPENED      OF CONTRACTS   (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS         (000)            (000)           (000)
---------------------------------------------------------------------------------------------------------------------------
LARGECAP INDEX:
S&P 500 Futures (long position) Expiring December 2001(a)...     197           $49,546          $51,402          $1,856
MANAGED INDEX:
S&P 500 Futures (long position) Expiring December 2001(a)...      28             6,939            7,306             367
MIDCAP INDEX:
MidCap 400 Futures (long position) Expiring December
  2001(a)...................................................      35             7,581            7,585               4
SMALLCAP INDEX
Russell 200 Futures (long position) Expiring December
  2001(a)...................................................       9             1,859            1,827             (32)

---------------

(a) Securities have been segregated as collateral for each Fund's open futures contracts.

6.  WRITTEN OPTIONS

Written options for the Managed Index Fund for the six months ended September 30, 2001 aggregated the following:

                                   NUMBER OF    PREMIUM
SUMMARY OF WRITTEN OPTIONS         CONTRACTS     (000)
-------------------------------------------------------
Outstanding at
March 31, 2001...................        0      $    0
Contracts opened.................    1,000       2,692
Contracts closed.................        0           0
                                     -----      ------
Outstanding at
September 30, 2001...............    1,000      $2,692
                                     =====      ======

7.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2001, an unlimited number of shares of beneficial interest without par value were authorized for each of the Trust and Funds Trust. The Trust's and Funds Trust's Declarations of Trust authorize the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

8.  LINES OF CREDIT

The Trust and Funds Trust each participate with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At September 30, 2001, there were no loans outstanding under this Agreement. For the six months ended

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

September 30, 2001, borrowings by the Funds under the Agreement were as follows:

                                    AVERAGE
                                    AMOUNT       AVERAGE
                                  OUTSTANDING    INTEREST
FUND                                 (000)         RATE
---------------------------------------------------------
LargeCap Index..................      $60          3.79%
Managed Index...................       80          3.46
SmallCap Index..................        6          5.49

The average amount outstanding was calculated based on daily balances in the period.

9.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2001, the following Funds had securities on loan:

                             MARKET VALUE
                              OF LOANED      MARKET VALUE
                              SECURITIES     OF COLLATERAL
FUND                            (000)            (000)
----------------------------------------------------------
LargeCap Index.............    $139,536        $141,882
Managed Index..............      16,534          17,011
MidCap Index...............      36,556          37,579
SmallCap Index.............      18,739          19,328

10.  CAPITAL LOSS CARRYFORWARD

At March 31, 2001, the following Funds had available for federal income tax purposes the following unused capital losses expiring March 31:

                            2007      2008       2009
FUND                        (000)     (000)      (000)
-------------------------------------------------------
SmallCap Index...........    --        $71        --
LargeCap Index...........    --        --       $31,209

At March 31, 2001, the SmallCap Index Fund utilized capital loss carryforwards of $17,544,000 during the year.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2001, the following Funds elected to defer losses occurring between November 1, 2000 and March 31, 2001 under these rules:

                                            POST-OCTOBER
                                           CAPITAL LOSSES
                                              DEFERRED
FUND                                           (000)
---------------------------------------------------------
LargeCap Index...........................     $22,357

11.  REORGANIZATIONS

On May 12, 2000, the Managed Index Fund and the SmallCap Index Fund (each an "Acquiring Fund"), acquired the assets and assumed the liabilities of the Nations Managed Value Index Fund and the Nations Managed SmallCap Value Index Fund, respectively, (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the respective Acquiring Fund, pursuant to a plan of reorganization approved by the respective Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                                                                           TOTAL NET ASSETS    ACQUIRED FUND
                                                    TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND     UNREALIZED
                                                    OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION    APPRECIATION
ACQUIRING FUND            ACQUIRED FUND                  (000)               (000)               (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------
Managed Index   Managed Value Index Fund                 $3,079            $571,572            $574,651             $536
SmallCap Index  Managed SmallCap Value Index Fund         2,660             188,836             191,096               94

CONVERSION OF COMMON TRUST FUNDS

On May 12, 2000, the LargeCap Index Fund (the "Acquiring Fund"), acquired the assets of Boatmen's Trust Company Equity Index Fund, a common trust fund, managed by Bank of America, N.A. (the "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                           TOTAL NET ASSETS OF    ACQUIRED FUND
  TOTAL NET ASSETS    TOTAL NET ASSETS       ACQUIRING FUND        UNREALIZED
  OF ACQUIRED FUND    OF ACQUIRING FUND     AFTER CONVERSION      APPRECIATION
       (000)                (000)                 (000)               (000)
  -----------------------------------------------------------------------------
      $86,357            $2,700,937            $2,787,294            $56,303

12.  SUBSEQUENT EVENT

On October 10, 2001, the Board of Trustees of each fund listed in the left column below (each a "Fund") approved its reorganization into a newly created successor fund that is substantially identical to the existing Fund. The principal effect of this reorganization would be to redomicile the Fund in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters. Shareholders will be asked to consider and vote on an Agreement and Plan of Reorganization at special shareholder meetings that will likely be held in March 2002. If shareholders approve this plan, the reorganization is expected to occur in the second quarter of 2002. At that time, shares of each Fund would be exchanged for shares of equal value of the newly created successor fund.

                                 WILL BE REORGANIZED INTO
FUND                           A NEWLY CREATED SUCCESSOR TO:
------------------------------------------------------------
LargeCap Index                      LargeCap Index
Managed Index                       Managed Index
SmallCap Index                      SmallCap Index

THE NATIONS FUNDS FAMILY OF FUNDS
The mutual fund family of Banc of America Capital Management

Within each category, the funds
are listed from aggressive to
conservative.

Lower risk/reward potential


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations Managed Index Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTIES
Nations Financial Services Fund
Nations Convertible Securities Fund

MONEY MARKET FUNDS

Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth & Income Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Blue Chip Fund
Nations Asset Allocation Fund
Nations Equity Income Fund

VALUE FUNDS
Nations Value Fund
Nations Classic Value Fund

Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund

INDEXSAR (9/01)